BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.1%
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
...................... EUR 1,400 $ 1,571,513
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(b)
................. 1,561 1,744,146
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
................. 884 972,082
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 700 782,437
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
...................... USD 11,500 379,615
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(b)
...................... EUR 500 547,543
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(b)
...................... 620 674,780
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31
(b)
...................... 700 746,311
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(b)
...................... 500 560,921
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 1,400 1,564,376
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(b)
...................... 400 443,905
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(b)
...................... 1,000 1,120,948
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(b)
................. 1,000 1,125,342
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/29/34
(b)
...................... 1,400 1,577,961
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 6.06%,
10/15/34
(b)
...................... 1,020 1,149,657
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.63%, 07/20/32
(c)
..... USD 637 621,428
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(b)
...................... EUR 674 753,587
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.06%,
01/25/34
(b)
...................... 1,400 1,573,831
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(b)
................. 263 292,323
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (EURIBOR 3 Month + 6.11%),
6.11%, 10/15/34
(b)
................. 1,039 1,159,447
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.07%,
07/15/31
(c)
...................... USD 250 248,334
Greene King Finance plc, Series B2,  (LIBOR
GBP 3 Month + 2.08%), 2.18%, 03/15/36
(b)
GBP 100 109,823
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(b)
...................... EUR 1,125 $ 1,247,865
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(b)
...................... 148 164,360
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(b)
...................... 770 858,557
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(b)
...................... 250 284,852
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
............ USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR 3
Month + 6.06%), 6.06%, 04/15/34
(b)
..... EUR 1,223 1,369,217
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(b)
........... 200 222,237
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(b)
........... 500 560,639
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(b)
................. 500 565,664
OCP Euro CLO DAC
(b)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... 1,347 1,492,486
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 997,095
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 300 334,551
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30
(b)
.... 1,000 1,101,227
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(b)
...................... 1,000 1,135,573
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(b)
...................... 613 687,049
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(b)
........... 300 337,087
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)
............. USD 2,500 10,375
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(b)
...................... EUR 670 751,018
Total Asset-Backed Securities — 0.1%
(Cost: $45,323,344) ............................... 31,840,162
Shares
Shares
Common Stocks — 2.4%
Auto Components — 0.0%
Lear Corp. ........................ 2,755 504,027
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
................ 14,842 686,294
Chemicals — 0.2%
Diversey Holdings Ltd.
(e)
............... 1,635,391 21,767,054
Element Solutions, Inc. ................ 1,186,165 28,800,086
50,567,140

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(e)
................. 314,534 $ 3
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
.......... 542,581 5,990,094
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(e)
............. 25,595 710,005
Electrical Equipment — 0.2%
(e)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(f)
.................... 2,223,387 20,077,185
Sensata Technologies Holding plc ......... 368,041 22,704,449
42,781,634
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ....... 861,582 41,924,580
VICI Properties, Inc. .................. 2,309,098 69,526,941
111,451,521
Hotels, Restaurants & Leisure — 0.0%
Aramark .......................... 319,453 11,771,843
NEW Top YK
(d)(e)
.................... 33,516 —
11,771,843
Life Sciences Tools & Services — 0.2%
(e)
Avantor, Inc. ....................... 682,902 28,777,490
Syneos Health, Inc. .................. 257,452 26,435,172
55,212,662
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(e)
..... 4,249,634 14,066,289
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
.............. 1,483,734 26,573,676
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp. ............. 966,663 62,369,097
Devon Energy Corp. .................. 156,064 6,874,619
Diamondback Energy, Inc. .............. 167,099 18,021,627
DT Midstream, Inc. ................... 306,154 14,689,269
Energy Transfer LP .................. 4,840,083 39,833,883
Enterprise Products Partners LP .......... 1,243,032 27,296,983
EQT Corp.
(e)
....................... 893,563 19,488,609
Hess Corp. ........................ 57,817 4,280,193
KCAD Holdings I Ltd.
(d)(e)
............... 4,067,849,248 40,678
Occidental Petroleum Corp. ............. 288,618 8,367,036
201,261,994
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
.............. 218,400 9,157,512
Semiconductors & Semiconductor Equipment — 0.1%
(e)
Global Foundries, Inc. ................ 182,879 11,881,649
Maxeon Solar Technologies Ltd. .......... 171 2,377
SunPower Corp. .................... 1,369 28,571
11,912,597
Software — 0.1%
Informatica, Inc., Class A
(e)(g)
............ 554,166 20,493,059
Total Common Stocks — 2.4%
(Cost: $465,533,622) .............................. 563,140,350
Par (000)
Par (000)
Corporate Bonds — 77.4%
Aerospace & Defense — 2.6%
Bombardier, Inc.
(c)
7.50%, 12/01/24 .................. USD 13,465 14,028,850
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/25 .................. USD 4,496 $ 4,580,300
7.13%, 06/15/26 .................. 39,708 41,193,476
7.88%, 04/15/27 .................. 18,952 19,655,119
6.00%, 02/15/28 .................. 25,910 25,988,507
7.45%, 05/01/34 .................. 1,604 1,964,900
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 .................. 11,890 12,068,350
4.13%, 04/15/29 .................. 9,203 9,318,038
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 18,776 18,682,120
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 505 544,137
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
................ 21,326 21,912,465
Rolls-Royce plc, 5.75%, 10/15/27
(c)
....... 36,426 40,283,513
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
.. 10,994 11,392,533
TransDigm, Inc.
8.00%, 12/15/25
(c)
................. 13,543 14,287,459
6.25%, 03/15/26
(c)
................. 282,864 294,001,770
6.38%, 06/15/26 .................. 1,862 1,913,158
7.50%, 03/15/27 .................. 7,602 7,944,090
4.63%, 01/15/29 .................. 19,073 19,009,678
4.88%, 05/01/29 .................. 19,926 20,011,682
Triumph Group, Inc., 8.88%, 06/01/24
(c)
.... 39,471 43,050,230
621,830,375
Airlines — 1.6%
Air Canada, 3.88%, 08/15/26
(c)
.......... 17,650 18,003,000
Air France-KLM, 3.88%, 07/01/26
(b)
....... EUR 1,100 1,207,038
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................. USD 42,419 52,334,441
5.50%, 04/20/26 .................. 16,465 17,121,878
5.75%, 04/20/29 .................. 57,556 61,511,660
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 .................. 5,073 5,800,518
4.75%, 10/20/28 .................. 33,580 36,668,734
Deutsche Lufthansa AG
(b)
1.63%, 11/16/23 .................. EUR 200 227,131
2.00%, 07/14/24 .................. 1,900 2,146,926
2.88%, 02/11/25 .................. 1,100 1,255,278
2.88%, 05/16/27 .................. 500 556,820
3.75%, 02/11/28 .................. 2,800 3,208,189
3.50%, 07/14/29 .................. 2,400 2,698,245
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
................ USD 13,479 14,102,293
International Consolidated Airlines Group SA
(b)
0.63%, 11/17/22
(h)
................. EUR 100 111,568
2.75%, 03/25/25 .................. 2,200 2,445,560
1.13%, 05/18/28
(h)
................. 3,100 3,226,567
3.75%, 03/25/29 .................. 1,600 1,777,153
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 49,504 52,845,520
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
2,945 3,251,563
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 3,969 4,132,298
Series 2020-1, Class A, 5.88%, 10/15/27 . 31,581 34,593,160
United Airlines, Inc.
(c)
4.38%, 04/15/26 .................. 24,120 25,150,768
4.63%, 04/15/29 .................. 31,913 32,910,281
377,286,589
Auto Components — 1.7%
Adient US LLC, 9.00%, 04/15/25
(c)
....... 12,490 13,270,625
Allison Transmission, Inc.
(c)
5.88%, 06/01/29 .................. 11,875 12,914,062
3.75%, 01/30/31 .................. 11,754 11,460,150
Clarios Global LP
6.75%, 05/15/25
(c)
................. 15,849 16,601,827
4.38%, 05/15/26
(b)
................. EUR 4,100 4,782,548

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
6.25%, 05/15/26
(c)
................. USD 43,714 $ 45,735,773
8.50%, 05/15/27
(c)
................. 132,380 140,322,800
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
..................... EUR 1,500 1,724,828
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 14,249 14,832,069
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
..................... 7,439 7,346,013
Faurecia SE
(b)
2.75%, 02/15/27 .................. EUR 1,554 1,801,677
3.75%, 06/15/28 .................. 1,579 1,876,340
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. USD 4,574 4,944,448
5.00%, 07/15/29
(c)
................. 9,592 10,303,727
5.25%, 07/15/31
(c)
................. 11,314 12,283,666
5.63%, 04/30/33 .................. 18,255 19,920,769
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
.. EUR 2,196 2,350,137
Icahn Enterprises LP
4.75%, 09/15/24 .................. USD 6,704 6,955,400
6.25%, 05/15/26 .................. 11,189 11,650,546
5.25%, 05/15/27 .................. 21,992 22,617,233
4.38%, 02/01/29 .................. 14,595 14,230,125
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(i)
......... EUR 2,811 3,264,330
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)(b)
............... 627 714,732
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
... USD 3,982 3,962,090
Tenneco, Inc., 7.88%, 01/15/29
(c)
........ 4,032 4,354,560
ZF Europe Finance BV
(b)
2.00%, 02/23/26 .................. EUR 1,100 1,257,986
2.50%, 10/23/27 .................. 2,100 2,424,599
ZF Finance GmbH, 2.00%, 05/06/27
(b)
..... 1,800 2,047,046
395,950,106
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 .................. USD 40,942 41,924,608
4.75%, 01/15/43 .................. 5,441 6,005,503
5.29%, 12/08/46 .................. 2,727 3,204,907
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(c)
................. 400 432,594
6.88%, 11/15/26
(b)
................. EUR 1,000 1,289,378
5.88%, 01/15/28
(c)
................. USD 400 407,000
Mclaren Finance plc, 7.50%, 08/01/26
(c)
.... 325 327,844
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)(b)
.......... EUR 2,200 2,509,699
Renault SA, 2.38%, 05/25/26
(b)
.......... 1,400 1,603,862
Thor Industries, Inc., 4.00%, 10/15/29
(c)
.... USD 11,258 11,145,420
Volvo Car AB, 2.50%, 10/07/27
(b)
........ EUR 1,051 1,289,891
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
USD 9,309 9,967,519
80,108,225
Banks — 0.5%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(b)(j)
............... EUR 1,000 1,259,466
Banco BPM SpA
(a)(b)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... 882 1,071,339
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 3,950 4,437,120
Banco de Sabadell SA
(a)(b)
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,500 2,792,883
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 1,700 1,917,353
Banco Espirito Santo SA
(b)(e)(k)
2.63%, 05/08/17 .................. 10,400 1,716,858
4.75%, 01/15/18 .................. 12,300 2,030,515
Security
Par (000)
Par (000) Value
Banks (continued)
4.00%, 01/21/19 .................. EUR 12,000 $ 1,980,990
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.37%
(a)(b)(j)
........... 1,400 1,639,725
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(b)
........ 2,300 2,500,715
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 800 865,680
5.20%, 05/12/26 .................. 7,800 8,703,786
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(j)
..................... 14,990 14,682,705
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(a)(b)(j)
............... EUR 2,800 3,434,854
CIT Group, Inc., 6.00%, 04/01/36 ........ USD 23,131 26,882,848
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(b)(j)
............... EUR 4,000 4,958,168
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(j)
........... USD 2,720 2,516,000
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(j)
................ 6,310 6,304,826
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(b)(j)
.................... EUR 1,200 1,489,158
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(j)
.................... 1,883 2,596,673
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)(b)
................... 1,313 1,639,098
5.15%, 06/10/30
(b)
................. GBP 1,400 2,115,476
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(b)(j)
.................... EUR 1,325 1,719,704
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(c)
.............. USD 10,505 10,596,123
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(c)
.............. 7,665 7,875,013
UniCredit SpA
(a)(b)
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(j)
...................... EUR 1,400 1,685,549
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
...................... 800 1,068,924
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(j)
...................... 1,600 1,741,905
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29 ..................... 1,200 1,376,594
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,000 1,160,751
124,760,799
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 .................. 1,786 2,040,986
6.25%, 04/01/28 .................. GBP 1,624 2,170,688
Grifols Escrow Issuer SA, 3.88%, 10/15/28 .. EUR 1,138 1,299,982
5,511,656
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
..................... USD 10,364 10,713,785
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
. 5,374 5,669,570
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
..................... 16,559 17,699,087
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
.... 22,087 21,976,565
Forterra Finance LLC, 6.50%, 07/15/25
(c)
... 19,126 20,298,424

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
HT Troplast GmbH, 9.25%, 07/15/25
(b)
..... EUR 1,071 $ 1,311,266
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ USD 3,204 3,332,160
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 .................. 9,275 9,692,375
4.63%, 12/15/25 .................. 4,547 4,581,102
4.88%, 12/15/27 .................. 3,220 3,304,171
Masonite International Corp.
(c)
5.38%, 02/01/28 .................. 3,050 3,198,688
3.50%, 02/15/30 .................. 11,658 11,526,847
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 .................. 5,389 5,464,446
9.75%, 07/15/28 .................. 8,367 8,952,690
PCF GmbH
(b)
4.75%, 04/15/26 .................. EUR 1,503 1,764,640
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 1,052 1,215,114
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
.. USD 31,601 33,735,648
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................. EUR 1,659 1,849,224
4.75%, 01/15/28
(c)
................. USD 604 623,630
4.38%, 07/15/30
(c)
................. 26,324 26,863,774
3.38%, 01/15/31
(c)
................. 6,862 6,610,096
Summit Materials LLC, 5.25%, 01/15/29
(c)
... 9,608 10,063,419
Victors Merger Corp., 6.38%, 05/15/29
(c)
.... 10,118 9,510,920
219,957,641
Capital Markets — 0.4%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 8,537,892
Codere New Holdco SA, 7.50%, 11/30/27
(d)
.. EUR 899 972,475
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ USD 13,829 14,485,878
Credit Suisse Group AG
(a)(j)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
969 1,046,520
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
3,600 3,834,000
(USD Swap Rate 5 Year + 4.33%), 7.25%
(b)
2,200 2,417,536
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(c)
...................... 12,614 13,595,369
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ 1,189 1,211,077
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(k)
5.38%, 10/17/12 .................. EUR 4,550 33,671
4.75%, 01/16/14 .................. 14,545 107,637
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 168,726
MSCI, Inc.
(c)
3.63%, 09/01/30 .................. USD 5,813 5,943,793
3.88%, 02/15/31 .................. 10,635 11,073,694
3.63%, 11/01/31 .................. 6,565 6,811,187
3.25%, 08/15/33 .................. 12,093 12,229,046
Sherwood Financing plc
(b)
4.50%, 11/15/26 .................. EUR 469 533,289
6.00%, 11/15/26 .................. GBP 313 422,687
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
.................... EUR 319 364,089
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(c)
(j)
.......................... USD 13,275 13,113,045
96,901,611
Chemicals — 1.9%
Ashland LLC, 3.38%, 09/01/31
(c)
......... 20,196 20,044,530
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 7,177 7,482,022
3.38%, 02/15/29 .................. 12,862 12,443,985
Security
Par (000)
Par (000) Value
Chemicals (continued)
CeramTec BondCo GmbH, 5.25%, 12/15/25
(b)
EUR 1,220 $ 1,404,457
Chemours Co. (The)
4.00%, 05/15/26 .................. 1,100 1,266,439
5.75%, 11/15/28
(c)
................. USD 7,396 7,738,952
Diamond BC BV, 4.63%, 10/01/29
(c)
....... 15,836 15,708,837
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 81,519 81,926,594
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
... 35,687 35,713,408
Gates Global LLC, 6.25%, 01/15/26
(c)
...... 22,630 23,365,477
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
..................... 12,110 12,412,750
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,819,760
Herens Midco SARL
4.75%, 05/15/28
(c)
................. 16,560 16,228,800
5.25%, 05/15/29
(b)
................. EUR 3,743 3,996,806
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 33,988 36,245,485
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 5,329 5,189,114
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
. 15,279 15,584,580
Kraton Polymers LLC, 5.25%, 05/15/26
(b)
... EUR 1,497 1,747,959
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 7,540 7,426,900
Lune Holdings Sarl, 5.63%, 11/15/28
(b)
..... EUR 1,625 1,850,063
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
USD 9,937 10,300,197
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(b)
. EUR 1,000 1,218,195
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
. 3,093 3,594,449
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,408 1,584,974
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
.. USD 1,606 1,658,195
Olin Corp., 5.50%, 08/15/22 ........... 255 260,419
Olympus Water US Holding Corp.
(b)
3.88%, 10/01/28 .................. EUR 797 909,653
5.38%, 10/01/29 .................. 858 942,644
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
.. USD 10,011 9,360,285
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(b)
................... EUR 728 838,152
4.38%, 11/01/26
(b)
................. 701 811,058
5.38%, 11/01/26
(c)
................. USD 15,836 16,251,695
Scotts Miracle-Gro Co. (The)
(c)
4.00%, 04/01/31 .................. 15,072 14,883,600
4.38%, 02/01/32 .................. 1,779 1,774,552
SPCM SA, 3.13%, 03/15/27
(c)
.......... 6,314 6,239,369
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 62,964 64,459,395
450,683,750
Commercial Services & Supplies — 2.5%
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................. 76,032 79,772,775
9.75%, 07/15/27
(c)
................. 34,429 36,784,804
3.63%, 06/01/28
(b)
................. EUR 1,820 2,023,376
4.63%, 06/01/28
(c)
................. USD 78,523 77,833,478
4.88%, 06/01/28
(b)
................. GBP 827 1,084,405
6.00%, 06/01/29
(c)
................. USD 35,597 34,618,083
APi Escrow Corp., 4.75%, 10/15/29
(c)
...... 6,702 6,836,040
APi Group DE, Inc., 4.13%, 07/15/29
(c)
..... 8,850 8,894,250
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 11,209 11,769,450
5.75%, 07/15/29 .................. 17,899 17,630,515
Aramark Services, Inc.
(c)
5.00%, 04/01/25 .................. 1,951 1,990,410
6.38%, 05/01/25 .................. 12,318 12,872,310
5.00%, 02/01/28 .................. 2,642 2,731,168
Brink's Co. (The), 5.50%, 07/15/25
(c)
...... 1,038 1,079,520
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 .................. 4,516 4,651,480
5.13%, 07/15/29 .................. 6,714 7,116,840
Covanta Holding Corp., 5.00%, 09/01/30 ... 10,099 10,300,980
Covert Mergeco, Inc., 4.88%, 12/01/29
(c)
.... 4,750 4,821,250

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. USD 13,760 $ 13,691,200
9.50%, 11/01/27 .................. 10,407 11,220,671
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 .................. 5,193 5,343,311
3.75%, 08/01/25 .................. 11,709 11,826,090
5.13%, 12/15/26 .................. 15,973 16,611,920
4.00%, 08/01/28 .................. 24,292 23,806,160
3.50%, 09/01/28 .................. 9,176 9,038,360
4.75%, 06/15/29 .................. 18,332 18,492,405
4.38%, 08/15/29 .................. 7,022 6,956,169
IAA, Inc., 5.50%, 06/15/27
(c)
........... 9,997 10,359,391
Intrum AB
(b)
3.13%, 07/15/24 .................. EUR 2,000 2,279,846
4.88%, 08/15/25 .................. 1,046 1,235,436
3.50%, 07/15/26 .................. 1,654 1,904,177
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... USD 7,421 7,458,105
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. 1,587 1,590,968
5.88%, 06/30/29 .................. 26,134 26,133,994
Nielsen Finance LLC
(c)
5.63%, 10/01/28 .................. 14,259 14,722,417
5.88%, 10/01/30 .................. 11,533 12,177,003
Paprec Holding SA, 3.50%, 07/01/28
(b)
..... EUR 1,240 1,428,969
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 .................. USD 2,655 2,850,594
3.38%, 08/31/27 .................. 1,513 1,460,635
6.25%, 01/15/28 .................. 14,508 15,124,590
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)
..................... 4,373 4,418,917
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 9,877 9,728,845
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................ EUR 2,462 2,881,149
Verde Bidco SpA, 4.63%, 10/01/26
(b)
...... 528 614,052
Verisure Holding AB
(b)
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 912,936
3.88%, 07/15/26 .................. 1,425 1,650,274
3.25%, 02/15/27 .................. 4,381 4,969,423
Verisure Midholding AB, 5.25%, 02/15/29
(b)
.. 2,529 2,915,401
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... USD 29,783 29,634,085
596,248,627
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
.......... 21,192 22,463,520
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
..................... 14,047 14,047,000
CommScope, Inc.
(c)
6.00%, 03/01/26 .................. 2,553 2,629,590
8.25%, 03/01/27 .................. 11,747 12,072,274
7.13%, 07/01/28 .................. 21,432 21,056,940
4.75%, 09/01/29 .................. 28,707 28,529,304
Nokia OYJ, 6.63%, 05/15/39 ........... 7,393 10,230,064
ViaSat, Inc.
(c)
5.63%, 04/15/27 .................. 16,600 17,109,620
6.50%, 07/15/28 .................. 30,003 30,078,008
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 19,675 19,674,016
177,890,336
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 23,552 23,875,840
Brand Industrial Services, Inc., 8.50%,
07/15/25
(c)
..................... 7,316 7,309,196
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 5,899 6,009,606
Heathrow Finance plc, 4.62%, 09/01/29
(b)(l)
.. GBP 2,042 2,718,344
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28
(c)
......... USD 12,228 $ 12,701,835
52,614,821
Consumer Finance — 1.1%
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
..................... 4,986 4,948,605
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 .................. EUR 1,332 1,579,037
5.38%, 02/15/26 .................. GBP 1,000 1,400,924
4.25%, 06/01/28 .................. 2,373 3,167,392
Ford Motor Credit Co. LLC
3.81%, 01/09/24 .................. USD 1,844 1,912,671
5.58%, 03/18/24 .................. 3,500 3,771,250
3.66%, 09/08/24 .................. 6,120 6,357,150
4.06%, 11/01/24 .................. 10,022 10,544,848
4.69%, 06/09/25 .................. 5,702 6,129,650
5.13%, 06/16/25 .................. 10,736 11,675,400
4.13%, 08/04/25 .................. 10,779 11,439,214
3.38%, 11/13/25 .................. 6,710 6,971,153
4.39%, 01/08/26 .................. 11,887 12,808,242
2.70%, 08/10/26 .................. 15,551 15,687,071
4.27%, 01/09/27 .................. 846 909,450
4.13%, 08/17/27 .................. 7,728 8,341,449
3.82%, 11/02/27 .................. 2,510 2,653,848
2.90%, 02/16/28 .................. 16,777 16,818,943
5.11%, 05/03/29 .................. 7,180 8,158,275
4.00%, 11/13/30 .................. 8,299 8,928,064
3.63%, 06/17/31 .................. 2,286 2,406,438
Global Aircraft Leasing Co. Ltd.
(c)(i)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 ..................... 8,500 8,202,432
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
................ 12,040 10,947,972
Navient Corp.
7.25%, 09/25/23 .................. 126 135,843
6.13%, 03/25/24 .................. 2,350 2,505,687
5.88%, 10/25/24 .................. 1,709 1,822,221
5.50%, 03/15/29 .................. 16,231 16,190,423
OneMain Finance Corp.
6.88%, 03/15/25 .................. 11,432 12,718,100
7.13%, 03/15/26 .................. 13,690 15,606,600
3.50%, 01/15/27 .................. 13,010 12,863,637
6.63%, 01/15/28 .................. 10,441 11,693,920
5.38%, 11/15/29 .................. 1,625 1,766,854
4.00%, 09/15/30 .................. 7,320 7,198,342
SLM Corp., 3.13%, 11/02/26 ........... 9,715 9,617,850
257,878,955
Containers & Packaging — 1.6%
ARD Finance SA, 6.50%, 06/30/27
(c)
...... 45,190 46,545,742
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(b)
................. EUR 1,166 1,311,561
3.00%, 09/01/29
(b)
................. 1,380 1,537,744
4.00%, 09/01/29
(c)
................. USD 56,528 56,005,116
Ardagh Packaging Finance plc
(c)
4.13%, 08/15/26 .................. 17,692 18,090,069
4.75%, 07/15/27 .................. GBP 4,000 5,409,815
5.25%, 08/15/27 .................. USD 35,703 35,926,144
Ball Corp.
2.88%, 08/15/30 .................. 2,121 2,057,370
3.13%, 09/15/31 .................. 26,085 25,758,937
Canpack SA, 3.13%, 11/01/25
(c)
......... 7,284 7,302,210
Crown Americas LLC
4.75%, 02/01/26 .................. 69 70,725
4.25%, 09/30/26 .................. 6,886 7,350,805
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,212,281

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC
4.88%, 11/15/22 .................. USD 223 $ 226,902
4.75%, 07/15/27
(c)
................. 1,424 1,537,920
3.50%, 03/15/28
(c)
................. 519 517,703
2.63%, 02/01/29
(b)
................. EUR 946 1,096,946
3.50%, 03/01/29
(c)
................. USD 1,083 1,074,877
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
..................... 8,745 8,745,000
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
... EUR 1,122 1,231,091
LABL, Inc., 5.88%, 11/01/28
(c)
.......... USD 17,297 17,826,721
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
................ 14,665 14,799,478
OI European Group BV, 2.88%, 02/15/25
(b)
.. EUR 2,084 2,390,913
Sealed Air Corp.
(c)
5.25%, 04/01/23 .................. USD 534 553,357
4.00%, 12/01/27 .................. 5,815 6,059,986
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 184 187,910
Titan Holdings II BV, 5.13%, 07/15/29
(b)
.... EUR 854 965,376
Trivium Packaging Finance BV
(c)(l)
5.50%, 08/15/26 .................. USD 27,457 28,555,280
8.50%, 08/15/27 .................. 68,267 72,192,353
366,540,332
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 .................. 2,504 2,562,168
3.88%, 11/15/29 .................. 3,240 3,231,900
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 8,328,868
14,122,936
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 2,623 2,724,641
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
... 13,728 13,483,504
Rekeep SpA, 7.25%, 02/01/26
(b)
......... EUR 3,002 3,636,515
Service Corp. International
5.13%, 06/01/29 .................. USD 1,427 1,530,457
3.38%, 08/15/30 .................. 11,094 10,889,538
4.00%, 05/15/31 .................. 29,238 29,603,475
Sotheby's
(c)
7.38%, 10/15/27 .................. 37,214 39,632,910
5.88%, 06/01/29 .................. 19,213 19,597,260
121,098,300
Diversified Financial Services — 0.9%
doValue SpA, 3.38%, 07/31/26
(b)
......... EUR 1,724 1,983,383
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 .................. 2,757 3,253,413
7.75%, 11/01/25 .................. GBP 1,954 2,747,324
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... USD 21,680 22,222,000
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
..................... 20,311 20,590,276
ProGroup AG, 3.00%, 03/31/26
(b)
........ EUR 1,800 2,072,355
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 .................. USD 18,921 21,380,730
7.38%, 09/01/25 .................. 12,679 13,249,555
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 19,882 20,597,951
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. 101,762 108,166,907
216,263,894
Diversified Telecommunication Services — 5.8%
Altice France Holding SA
8.00%, 05/15/27
(c)
................. EUR 1,000 1,202,914
8.00%, 05/15/27
(b)
................. 954 1,147,580
10.50%, 05/15/27
(c)
................ USD 110,275 118,545,625
6.00%, 02/15/28
(c)
................. 37,846 36,142,930
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA
2.50%, 01/15/25
(b)
................. EUR 1,477 $ 1,656,341
5.88%, 02/01/27
(b)
................. 4,100 4,872,068
8.13%, 02/01/27
(c)
................. USD 30,273 32,354,269
5.50%, 01/15/28
(c)
................. 10,982 10,898,647
4.13%, 01/15/29
(b)
................. EUR 3,123 3,528,869
5.13%, 01/15/29
(c)
................. USD 10,979 10,704,525
5.13%, 07/15/29
(c)
................. 68,189 66,514,960
4.25%, 10/15/29
(b)
................. EUR 1,685 1,903,985
5.50%, 10/15/29
(c)
................. USD 34,791 34,269,135
British Telecommunications plc
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ................ 1,200 1,204,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ................ 2,800 2,818,508
CCO Holdings LLC
5.13%, 05/01/27
(c)
................. 24,439 25,172,170
5.00%, 02/01/28
(c)
................. 18,403 19,139,120
5.38%, 06/01/29
(c)
................. 12,358 13,335,950
4.75%, 03/01/30
(c)
................. 15,962 16,600,480
4.50%, 08/15/30
(c)
................. 20,690 21,169,801
4.25%, 02/01/31
(c)
................. 34,969 35,276,028
4.50%, 05/01/32 .................. 20,782 21,379,483
4.50%, 06/01/33
(c)
................. 12,536 12,789,603
4.25%, 01/15/34
(c)
................. 52,530 51,680,459
Cellnex Telecom SA, 0.75%, 11/20/31
(b)(h)
... EUR 12,200 13,657,000
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
..................... USD 22,454 23,801,240
Frontier Communications Corp.
(c)
5.88%, 10/15/27 .................. 26,856 28,400,220
5.00%, 05/01/28 .................. 23,849 24,564,470
6.75%, 05/01/29 .................. 26,053 27,095,120
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
..................... 20,160 20,260,800
Iliad Holding SAS
5.13%, 10/15/26
(b)
................. EUR 707 840,135
6.50%, 10/15/26
(c)
................. USD 32,564 34,215,971
5.63%, 10/15/28
(b)
................. EUR 200 239,668
7.00%, 10/15/28
(c)
................. USD 25,330 26,636,268
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(l)
.................... 4,260 4,318,575
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
EUR 2,223 2,544,006
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27 .................. USD 9,420 9,608,400
4.25%, 07/01/28 .................. 6,770 6,702,300
3.63%, 01/15/29 .................. 7,877 7,483,150
3.75%, 07/15/29 .................. 8,915 8,469,250
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 3,642 4,213,796
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 8,467 9,144,360
Series Y, 7.50%, 04/01/24 ........... 10,062 11,017,890
5.13%, 12/15/26
(c)
................. 24,636 25,636,961
4.00%, 02/15/27
(c)
................. 16,712 16,955,160
4.50%, 01/15/29
(c)
................. 18,598 17,993,565
5.38%, 06/15/29
(c)
................. 32,184 32,184,000
Series P, 7.60%, 09/15/39 ........... 3,910 4,193,494
Series U, 7.65%, 03/15/42 ........... 18,692 20,114,368
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... 5,000 5,118,750
Sprint Capital Corp.
6.88%, 11/15/28 .................. 61,886 78,285,790
8.75%, 03/15/32 .................. 70,822 106,233,000

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Switch Ltd.
(c)
3.75%, 09/15/28 .................. USD 18,423 $ 18,561,173
4.13%, 06/15/29 .................. 41,520 42,454,200
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 12,703 13,678,654
6.00%, 09/30/34 .................. 11,437 12,096,515
7.20%, 07/18/36 .................. 11,490 13,173,974
7.72%, 06/04/38 .................. 8,383 9,852,330
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 4,934,947
Telecom Italia SpA
4.00%, 04/11/24
(b)
................. 2,664 3,177,030
5.30%, 05/30/24
(c)
................. USD 6,657 7,006,226
2.75%, 04/15/25
(b)
................. EUR 2,313 2,688,482
3.00%, 09/30/25
(b)
................. 1,000 1,169,809
3.63%, 05/25/26
(b)
................. 1,900 2,274,012
1.63%, 01/18/29
(b)
................. 3,643 3,795,013
Telesat Canada, 4.88%, 06/01/27
(c)
....... USD 8,641 7,630,003
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
. EUR 1,533 1,741,327
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................. GBP 300 422,922
5.50%, 05/15/29
(c)
................. USD 800 844,712
4.50%, 08/15/30
(c)
................. 2,314 2,328,601
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 .................. 40,099 39,528,391
6.13%, 03/01/28 .................. 77,305 76,145,425
1,377,739,403
Electric Utilities — 0.9%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(j)
............ 11,330 11,576,994
FirstEnergy Corp.
2.65%, 03/01/30 .................. 17,071 16,857,612
Series B, 2.25%, 09/01/30 ........... 1,684 1,621,170
Series C, 7.38%, 11/15/31 ........... 6,492 8,760,305
Series C, 3.40%, 03/01/50 ........... 53,798 52,722,040
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 .................. 27,046 34,130,569
4.55%, 04/01/49 .................. 14,576 16,639,461
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(b)(j)
.............. EUR 2,100 2,394,843
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
..................... USD 106 109,710
NRG Energy, Inc.
5.75%, 01/15/28 .................. 35 36,999
3.63%, 02/15/31
(c)
................. 13,021 12,695,475
3.88%, 02/15/32
(c)
................. 15,821 15,504,580
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 21,071 21,861,162
PG&E Corp., 5.25%, 07/01/30 .......... 9,776 10,252,091
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
12,012 12,031,580
217,194,591
Electrical Equipment — 0.3%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(b)
..................... EUR 1,449 1,592,581
Sensata Technologies BV
(c)
5.63%, 11/01/24 .................. USD 3,212 3,530,952
5.00%, 10/01/25 .................. 5,784 6,275,640
4.00%, 04/15/29 .................. 16,929 17,288,741
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 37,138 37,509,380
66,197,294
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.
(b)
4.13%, 10/15/26 .................. EUR 3,020 3,499,739
3.88%, 03/15/28 .................. 900 1,054,365
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
3.38%, 07/15/31 .................. EUR 278 $ 324,780
II-VI, Inc., 5.00%, 12/15/29
(c)
........... USD 21,373 21,826,535
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 .................. 22,606 23,736,300
3.75%, 02/15/31 .................. 12,268 12,224,448
62,666,167
Energy Equipment & Services — 0.6%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 2,004 2,104,200
6.25%, 04/01/28 .................. 45,627 47,576,186
CGG SA, 7.75%, 04/01/27
(b)
........... EUR 1,242 1,401,998
ChampionX Corp., 6.38%, 05/01/26 ....... USD 2,961 3,079,440
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 .................. 3,786 3,502,050
7.50%, 01/15/28 .................. 9,315 8,430,075
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
... 13,469 13,942,974
Tervita Corp., 11.00%, 12/01/25
(c)
........ 5,460 6,285,825
Transocean, Inc., 11.50%, 01/30/27
(c)
...... 6,899 6,761,020
USA Compression Partners LP
6.88%, 04/01/26 .................. 15,036 15,637,440
6.88%, 09/01/27 .................. 15,651 16,531,369
Vallourec SA, 8.50%, 06/30/26
(b)
......... EUR 1,696 1,987,857
Weatherford International Ltd.
(c)
6.50%, 09/15/28 .................. USD 900 952,285
8.63%, 04/30/30 .................. 15,037 15,610,662
143,803,381
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26
(c)
..................... 16,973 16,770,258
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... 8,941 9,097,467
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 .................. 1,420 1,434,200
6.50%, 05/15/27 .................. 47,633 52,098,594
4.75%, 10/15/27 .................. 5,095 5,235,113
3.75%, 01/15/28 .................. 6,741 6,690,442
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... 21,835 21,398,300
WMG Acquisition Corp.
3.88%, 07/15/30
(c)
................. 4,383 4,454,224
2.25%, 08/15/31
(b)
................. EUR 1,557 1,749,777
118,928,375
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Finance Trust, Inc., 4.50%, 09/30/28
(c)
USD 4,382 4,414,251
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 10,155 9,962,766
CTR Partnership LP, 3.88%, 06/30/28
(c)
.... 11,037 11,257,740
Diversified Healthcare Trust, 9.75%, 06/15/25 10,907 11,800,829
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 7,321 7,149,818
GLP Capital LP, 3.25%, 01/15/32 ........ 2,825 2,840,227
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
.... 11,643 11,759,430
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 22,281 22,803,935
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
.... GBP 4,732 6,436,255
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 .................. USD 10,945 11,534,076
5.63%, 07/15/32 .................. 11,095 11,873,692
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 19,390 20,722,481
4.63%, 06/15/25
(c)
................. 20,554 21,912,414
4.50%, 09/01/26 .................. 20,710 22,263,250
5.75%, 02/01/27 .................. 4,476 5,057,880
4.50%, 01/15/28 .................. 19,313 20,858,040
3.88%, 02/15/29
(c)
................. 16,973 17,821,650

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP
4.63%, 08/01/29 .................. USD 24,072 $ 25,395,960
3.50%, 03/15/31 .................. 69,188 69,966,365
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 26,235 26,759,700
4.50%, 02/15/29
(c)
................. 8,867 8,867,000
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. 7,645 7,687,047
4.00%, 09/15/29 .................. 6,543 6,473,121
SBA Communications Corp., 3.88%, 02/15/27 42,728 44,009,840
Service Properties Trust
4.35%, 10/01/24 .................. 2,862 2,804,774
7.50%, 09/15/25 .................. 10,707 11,600,336
5.50%, 12/15/27 .................. 5,373 5,514,202
Uniti Group LP
(c)
7.88%, 02/15/25 .................. 7,927 8,273,806
4.75%, 04/15/28 .................. 15,921 15,789,333
6.50%, 02/15/29 .................. 23,422 23,341,546
6.00%, 01/15/30 .................. 9,000 8,661,105
VICI Properties LP
(c)
3.50%, 02/15/25 .................. 6,504 6,601,560
4.25%, 12/01/26 .................. 35,705 37,185,686
3.75%, 02/15/27 .................. 15,580 16,091,725
4.63%, 12/01/29 .................. 21,831 23,233,096
4.13%, 08/15/30 .................. 45,330 47,936,475
616,661,411
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 .................. 18,430 18,775,563
4.63%, 01/15/27 .................. 17,216 18,067,159
5.88%, 02/15/28 .................. 19,068 20,212,080
4.88%, 02/15/30 .................. 2,431 2,624,799
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 .................. GBP 500 650,634
4.50%, 02/16/26 .................. 2,726 3,682,398
Casino Guichard Perrachon SA
(b)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(j)
..................... EUR 1,600 1,188,594
3.58%, 02/07/25
(l)
................. 1,400 1,535,611
6.63%, 01/15/26 .................. 600 689,186
5.25%, 04/15/27 .................. 3,166 3,409,236
Iceland Bondco plc
(b)
4.63%, 03/15/25 .................. GBP 1,900 2,407,796
4.38%, 05/15/28 .................. 800 944,787
Ocado Group plc, 3.88%, 10/08/26
(b)
...... 1,848 2,435,211
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... USD 20,289 20,127,905
Picard Groupe SAS, 3.88%, 07/01/26
(b)
.... EUR 1,231 1,417,260
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 5,961 6,383,039
US Foods, Inc.
(c)
6.25%, 04/15/25 .................. 6,772 7,051,345
4.75%, 02/15/29 .................. 12,926 13,136,048
124,738,651
Food Products — 2.0%
Chobani LLC
(c)
7.50%, 04/15/25 .................. 42,407 43,655,886
4.63%, 11/15/28 .................. 15,917 16,354,001
JBS USA LUX SA, 3.75%, 12/01/31
(c)
...... 24,688 25,058,320
Kraft Heinz Foods Co.
5.00%, 07/15/35 .................. 4,373 5,349,670
6.88%, 01/26/39 .................. 8,509 12,505,946
4.63%, 10/01/39 .................. 6,926 8,134,469
6.50%, 02/09/40 .................. 8,755 12,451,768
5.00%, 06/04/42 .................. 3,696 4,597,667
Security
Par (000)
Par (000) Value
Food Products (continued)
5.20%, 07/15/45 .................. USD 11,149 $ 14,175,653
4.38%, 06/01/46 .................. 30,448 35,654,618
4.88%, 10/01/49 .................. 77,488 97,320,458
5.50%, 06/01/50 .................. 78,117 105,761,482
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 4,589 4,967,592
4.13%, 01/31/30 .................. 11,005 11,293,221
4.38%, 01/31/32 .................. 10,626 10,958,275
Pilgrim's Pride Corp.
(c)
4.25%, 04/15/31 .................. 1,885 1,979,250
3.50%, 03/01/32 .................. 37,345 37,718,450
Post Holdings, Inc.
(c)
5.75%, 03/01/27 .................. 280 289,100
5.63%, 01/15/28 .................. 1,943 2,059,075
5.50%, 12/15/29 .................. 4,117 4,325,443
4.63%, 04/15/30 .................. 2,060 2,098,110
4.50%, 09/15/31 .................. 642 637,185
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 1,469 1,965,996
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... USD 16,639 16,389,415
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(b)
EUR 1,065 1,299,597
477,000,647
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... USD 8,430 8,524,838
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 .................. 38,588 40,227,990
3.88%, 11/01/29 .................. 11,314 11,437,436
Hologic, Inc., 3.25%, 02/15/29
(c)
......... 5,281 5,281,000
Mozart Debt Merger Sub, Inc.
(c)
3.88%, 04/01/29 .................. 11,138 11,098,683
5.25%, 10/01/29 .................. 71,537 72,512,764
Ortho-Clinical Diagnostics, Inc.
(c)
7.38%, 06/01/25 .................. 22,252 23,475,861
7.25%, 02/01/28 .................. 51,057 54,886,275
Teleflex, Inc.
4.63%, 11/15/27 .................. 1,930 2,007,200
4.25%, 06/01/28
(c)
................. 6,074 6,257,374
227,184,583
Health Care Providers & Services — 4.5%
180 Medical, Inc., 3.88%, 10/15/29
(c)
...... 9,308 9,424,350
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 .................. 8,222 8,641,898
5.00%, 04/15/29 .................. 5,096 5,236,140
AdaptHealth LLC
(c)
6.13%, 08/01/28 .................. 3,859 4,090,540
5.13%, 03/01/30 .................. 3,371 3,429,993
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 19,759 19,561,410
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
.... 3,899 3,655,313
Akumin, Inc., 7.00%, 11/01/25
(c)
......... 5,782 5,502,729
CAB SELAS, 3.38%, 02/01/28
(b)
......... EUR 1,992 2,264,867
Cano Health LLC, 6.25%, 10/01/28
(c)
...... USD 8,374 8,374,234
Centene Corp.
4.25%, 12/15/27 .................. 7,161 7,465,342
2.45%, 07/15/28 .................. 41,736 41,109,960
4.63%, 12/15/29 .................. 37,391 40,324,698
3.00%, 10/15/30 .................. 64,351 65,413,435
2.50%, 03/01/31 .................. 79,246 77,147,170
2.63%, 08/01/31 .................. 28,140 27,577,200
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
.... EUR 3,383 3,880,417
Chrome Holdco SASU, 5.00%, 05/31/29
(b)
... 841 957,478
Community Health Systems, Inc.
(c)
6.63%, 02/15/25 .................. USD 50,093 51,846,256
8.00%, 03/15/26 .................. 59,165 62,197,206

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.63%, 03/15/27 .................. USD 37,579 $ 39,770,983
6.00%, 01/15/29 .................. 39,333 41,938,812
6.88%, 04/15/29 .................. 4,832 4,922,600
6.13%, 04/01/30 .................. 16,072 15,900,351
DaVita, Inc., 4.63%, 06/01/30
(c)
......... 635 650,081
Encompass Health Corp.
4.50%, 02/01/28 .................. 4,086 4,203,472
4.75%, 02/01/30 .................. 28,400 29,252,000
4.63%, 04/01/31 .................. 14,410 14,662,175
HCA, Inc.
5.38%, 02/01/25 .................. 5,572 6,123,628
5.38%, 09/01/26 .................. 6,556 7,367,305
5.63%, 09/01/28 .................. 37,732 44,089,465
5.88%, 02/01/29 .................. 11,815 14,078,163
3.50%, 09/01/30 .................. 34,411 36,368,126
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 24,971 24,721,290
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(j)
GBP 1,800 2,427,266
Laboratoire Eimer Selas, 5.00%, 02/01/29
(b)
.. EUR 628 723,164
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 .................. USD 11,850 12,353,625
4.38%, 02/15/27 .................. 2,392 2,409,940
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 10,791 10,737,045
MEDNAX, Inc., 6.25%, 01/15/27
(c)
........ 8,127 8,502,874
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
..................... 11,128 11,364,581
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 5,536 5,812,800
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 9,668 9,958,040
3.88%, 11/15/30 .................. 12,753 13,231,237
3.88%, 05/15/32 .................. 12,632 12,710,950
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 8,844 8,866,110
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 29,011 30,751,660
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 4,909 5,187,340
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 .................. 31,990 32,230,345
10.00%, 04/15/27 ................. 25,121 26,691,063
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 3,502 3,545,775
4.63%, 09/01/24
(c)
................. 11,186 11,437,685
7.50%, 04/01/25
(c)
................. 13,948 14,679,574
4.88%, 01/01/26
(c)
................. 35,853 36,825,692
6.25%, 02/01/27
(c)
................. 4,248 4,396,680
5.13%, 11/01/27
(c)
................. 13,912 14,485,870
4.63%, 06/15/28
(c)
................. 923 948,383
6.13%, 10/01/28
(c)
................. 14,664 15,488,263
4.25%, 06/01/29
(c)
................. 7,992 8,115,796
Vizient, Inc., 6.25%, 05/15/27
(c)
......... 13,273 13,853,694
1,049,884,539
Health Care Technology — 0.1%
IQVIA, Inc.
(c)
5.00%, 10/15/26 .................. 12,786 13,121,633
5.00%, 05/15/27 .................. 837 866,546
13,988,179
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC
(c)
5.75%, 04/15/25 .................. 5,262 5,459,325
3.88%, 01/15/28 .................. 11,876 12,027,538
4.38%, 01/15/28 .................. 22,376 22,823,520
Accor SA, 0.70%, 12/07/27
(b)(h)
.......... EUR 2,453 1,440,593
Affinity Gaming, 6.88%, 12/15/27
(c)
....... USD 9,312 9,684,480
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... EUR 1,140 $ 1,303,754
Boyd Gaming Corp.
8.63%, 06/01/25
(c)
................. USD 10,850 11,625,992
4.75%, 12/01/27 .................. 10,866 11,083,320
4.75%, 06/15/31
(c)
................. 22,398 22,845,960
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 16,493 16,987,790
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(b)
.......... EUR 600 692,481
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 .................. USD 62,795 65,911,202
8.13%, 07/01/27 .................. 56,947 63,065,385
4.63%, 10/15/29 .................. 30,636 30,636,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
..................... 11,759 12,280,100
Carnival Corp.
10.13%, 02/01/26
(b)
................ EUR 1,776 2,283,923
10.50%, 02/01/26
(c)
................ USD 42,276 48,257,843
7.63%, 03/01/26
(b)
................. EUR 1,757 2,100,362
5.75%, 03/01/27
(c)
................. USD 50,720 50,720,000
9.88%, 08/01/27
(c)
................. 24,755 28,287,910
4.00%, 08/01/28
(c)
................. 64,623 64,138,327
6.00%, 05/01/29
(c)
................. 36,039 35,858,805
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 13,107 13,647,664
Cedar Fair LP
5.50%, 05/01/25
(c)
................. 32,606 33,747,210
6.50%, 10/01/28 .................. 3,917 4,171,605
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 21,758 22,410,740
4.75%, 01/15/28 .................. 7,857 8,131,995
Cirsa Finance International SARL
(b)
4.75%, 05/22/25 .................. EUR 2,920 3,295,344
4.50%, 03/15/27 .................. 502 558,668
Codere Finance 2 Luxembourg SA
11.00%, 09/30/26
(b)(l)
............... 2,950 3,497,058
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(b)(i)
.................. 414 450,982
13.63%, (13.63% Cash or 13.63% PIK),
11/30/27
(a)(c)(i)
................... USD 350 334,021
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 .................. GBP 1,750 2,368,760
4.50%, 08/28/27 .................. 1,165 1,580,121
Empire Resorts, Inc., 7.75%, 11/01/26
(c)
.... USD 10,227 10,278,135
Everi Holdings, Inc., 5.00%, 07/15/29
(c)
..... 2,531 2,556,310
Gamma Bidco SpA
(b)
5.13%, 07/15/25 .................. EUR 400 457,677
6.25%, 07/15/25 .................. 2,472 2,886,983
Genting New York LLC, 3.30%, 02/15/26
(c)
... USD 5,777 5,720,983
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
.... 32,589 32,589,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................. 5,562 5,787,817
5.75%, 05/01/28
(c)
................. 11,868 12,680,008
4.88%, 01/15/30 .................. 22,116 23,636,475
4.00%, 05/01/31
(c)
................. 13,353 13,653,977
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 4,937 5,085,110
International Game Technology plc, 3.50%,
06/15/26
(b)
..................... EUR 2,500 2,901,040
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... USD 8,718 9,223,382
Life Time, Inc.
(c)
5.75%, 01/15/26 .................. 11,642 12,049,470
8.00%, 04/15/26 .................. 10,573 11,079,658
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
11,924 11,536,470
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
7,701 8,009,040

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
7.75%, 03/15/22 .................. USD 13,111 $ 13,274,888
6.00%, 03/15/23 .................. 4,338 4,533,210
5.75%, 06/15/25 .................. 744 800,730
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 15,472 15,549,360
NCL Corp. Ltd.
(c)
10.25%, 02/01/26 ................. 6,009 6,989,308
5.88%, 03/15/26 .................. 17,605 17,527,010
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 17,623 17,358,655
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
..................... 16,031 17,313,480
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
5,142 4,987,740
Powdr Corp., 6.00%, 08/01/25
(c)
......... 18,786 19,537,440
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. 6,317 6,267,664
5.88%, 09/01/31 .................. 6,871 6,894,843
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 10,076 10,176,760
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................. 6,111 6,676,298
9.13%, 06/15/23 .................. 4,493 4,751,348
11.50%, 06/01/25 ................. 7,435 8,327,200
5.50%, 08/31/26 .................. 7,904 8,036,787
5.50%, 04/01/28 .................. 22,962 23,227,441
Scientific Games International, Inc.
8.63%, 07/01/25
(c)
................. 11,100 11,849,250
5.00%, 10/15/25
(c)
................. 7,742 7,970,389
3.38%, 02/15/26
(b)
................. EUR 8,200 9,408,108
8.25%, 03/15/26
(c)
................. USD 18,155 19,108,137
7.00%, 05/15/28
(c)
................. 7,540 8,030,100
7.25%, 11/15/29
(c)
................. 4,781 5,330,815
Sisal Group SpA, 7.00%, 07/31/23
(b)
...... EUR 688 783,689
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
USD 28,463 30,396,847
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 10,413 10,472,354
4.63%, 12/01/31 .................. 15,660 15,788,412
Stonegate Pub Co. Financing plc
(b)
8.00%, 07/13/25 .................. GBP 1,764 2,423,477
8.25%, 07/31/25 .................. 2,796 3,835,617
Travel + Leisure Co., 6.63%, 07/31/26
(c)
.... USD 7,907 8,767,598
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
...... 11,406 11,862,240
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 11,240 11,225,950
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 8,622 8,880,660
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 6,780 6,931,330
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 .................. 7,193 7,543,659
5.13%, 10/01/29 .................. 33,555 34,058,325
Yum! Brands, Inc.
7.75%, 04/01/25
(c)
................. 4,681 4,932,604
4.75%, 01/15/30
(c)
................. 1,570 1,699,525
5.35%, 11/01/43 .................. 718 793,964
1,198,163,525
Household Durables — 1.0%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 .................. 3,575 3,771,625
4.63%, 08/01/29 .................. 4,879 4,818,013
4.63%, 04/01/30 .................. 5,890 5,786,925
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 .................. 12,607 12,615,825
4.88%, 02/15/30 .................. 18,141 18,554,796
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
15,282 16,046,100
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 6,390 6,645,600
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc.
(c)
10.00%, 11/15/25 ................. USD 4,335 $ 4,595,100
7.75%, 02/15/26 .................. 19,092 19,951,140
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 7,685 8,082,699
4.63%, 03/01/30 .................. 6,758 6,882,685
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,029,731
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
5,333 5,439,660
Newell Brands, Inc.
4.88%, 06/01/25 .................. 3,845 4,191,050
6.00%, 04/01/46
(l)
................. 7,468 9,581,743
Nobel Bidco BV, 3.13%, 06/15/28
(b)
....... EUR 1,357 1,508,252
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
USD 8,960 9,363,200
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 18,593 17,871,685
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 .................. 6,829 7,648,480
5.13%, 08/01/30 .................. 4,190 4,609,000
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 17,339 17,642,433
3.88%, 10/15/31 .................. 18,453 18,487,876
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 699,705
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 4,958 5,323,652
5.70%, 06/15/28 .................. 3,737 4,110,700
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
..................... 12,195 12,591,337
229,849,012
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 10,923 11,018,576
4.13%, 04/30/31
(c)
................. 10,197 10,247,985
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 .................. 5,270 5,381,987
4.38%, 03/31/29 .................. 1,324 1,292,158
Spectrum Brands, Inc.
5.75%, 07/15/25 .................. 61 62,296
5.00%, 10/01/29
(c)
................. 6,057 6,352,279
5.50%, 07/15/30
(c)
................. 6,692 7,177,170
3.88%, 03/15/31
(c)
................. 4,633 4,575,088
46,107,539
Independent Power and Renewable Electricity Producers
— 0.4%
(c)
Calpine Corp.
5.25%, 06/01/26 .................. 1,197 1,228,110
4.50%, 02/15/28 .................. 7,447 7,726,263
5.13%, 03/15/28 .................. 48,563 49,299,215
4.63%, 02/01/29 .................. 952 938,910
5.00%, 02/01/31 .................. 1,797 1,797,000
3.75%, 03/01/31 .................. 55 53,006
Clearway Energy Operating LLC
4.75%, 03/15/28 .................. 6,026 6,334,832
3.75%, 01/15/32 .................. 15,245 15,130,663
82,507,999
Insurance — 2.0%
Acrisure LLC, 6.00%, 08/01/29
(c)
......... 13,957 13,782,538
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 .................. 77,669 77,669,000
6.75%, 10/15/27 .................. 102,333 106,170,487
5.88%, 11/01/29 .................. 71,944 73,195,826
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
.... 15,501 15,656,010
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(i)
.......... 6,760 7,121,483
AssuredPartners, Inc., 5.63%, 01/15/29
(c)
... 8,313 8,084,392
BroadStreet Partners, Inc., 5.88%, 04/15/29
(c)
8,002 7,861,965

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(j)
.................... GBP 700 $ 909,728
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
...... 3,684 5,132,083
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
.. USD 13,115 13,606,813
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(c)
..................... 260 275,537
HUB International Ltd., 7.00%, 05/01/26
(c)
... 43,202 44,390,055
NFP Corp.
(c)
4.88%, 08/15/28 .................. 30,171 30,472,710
6.88%, 08/15/28 .................. 66,253 66,423,933
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(b)
.................... EUR 2,100 2,705,787
473,458,347
Interactive Media & Services — 0.1%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 9,330 9,096,750
Twitter, Inc., 3.88%, 12/15/27 ........... 19,774 20,607,079
29,703,829
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... 13,407 13,105,343
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 .................. 7,055 7,293,106
3.50%, 03/01/29 .................. 6,362 6,313,299
HSE Finance SARL, 5.63%, 10/15/26
(b)
.... EUR 2,080 2,421,063
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 .................. USD 7,377 7,675,031
4.13%, 08/01/30 .................. 6,846 6,914,460
3.63%, 10/01/31 .................. 5,496 5,337,990
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 115 111,262
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(b)(j)
.............. EUR 2,225 2,490,099
Very Group Funding plc (The), 6.50%,
08/01/26
(b)
..................... GBP 3,408 4,593,063
56,254,716
IT Services — 1.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. USD 27,195 27,059,025
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
.. 7,111 7,057,668
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
..... 6,905 6,901,409
Austin BidCo, Inc., 7.13%, 12/15/28
(c)
...... 5,164 5,331,830
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
... EUR 1,147 1,359,073
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
USD 16,883 16,860,883
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 .................. 17,995 18,309,912
4.00%, 07/01/29 .................. 22,943 23,697,481
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 33,206 34,328,363
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 8,111 7,867,670
5.63%, 09/15/28 .................. 8,238 8,121,103
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
.... EUR 2,168 2,536,145
Endure Digital, Inc., 6.00%, 02/15/29
(c)
..... USD 11,706 10,886,580
Gartner, Inc.
(c)
4.50%, 07/01/28 .................. 14,426 15,066,298
3.63%, 06/15/29 .................. 13,519 13,668,385
3.75%, 10/01/30 .................. 16,429 16,797,010
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
..................... 11,449 11,792,470
MoneyGram International, Inc., 5.38%,
08/01/26
(c)
..................... 5,308 5,387,620
Nexi SpA, 0.00%, 02/24/28
(b)(h)(m)
......... EUR 1,500 1,603,913
Northwest Fiber LLC
(c)
4.75%, 04/30/27 .................. USD 17,606 17,429,940
6.00%, 02/15/28 .................. 15,354 15,046,920
Security
Par (000)
Par (000) Value
IT Services (continued)
10.75%, 06/01/28 ................. USD 6,083 $ 6,630,470
Square, Inc., 3.50%, 06/01/31
(c)
......... 32,597 33,411,925
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
.. 20,268 20,977,380
Twilio, Inc., 3.88%, 03/15/31 ........... 21,181 21,386,456
United Group BV
(b)
4.88%, 07/01/24 .................. EUR 1,696 1,946,567
4.00%, 11/15/27 .................. 4,099 4,620,044
4.63%, 08/15/28 .................. 1,731 1,968,115
358,050,655
Leisure Products — 0.3%
Mattel, Inc.
5.88%, 12/15/27
(c)
................. USD 4,302 4,624,478
3.75%, 04/01/29
(c)
................. 7,999 8,288,964
6.20%, 10/01/40 .................. 14,249 18,436,353
5.45%, 11/01/41 .................. 22,800 27,217,500
58,567,295
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 8,238 8,567,520
3.75%, 03/15/29 .................. 1,064 1,074,640
4.00%, 03/15/31 .................. 4,678 4,793,126
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 20,821 20,847,026
Syneos Health, Inc., 3.63%, 01/15/29 ..... 26,848 26,512,400
61,794,712
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 12,691 13,198,640
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
..................... 6,818 6,869,135
Clark Equipment Co., 5.88%, 06/01/25
(c)
.... 4,858 5,040,175
Colfax Corp., 6.38%, 02/15/26
(c)
......... 2,160 2,232,900
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,738,160
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 10,037 10,187,555
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(i)
.......... 18,299 19,213,950
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 .................. EUR 1,807 2,039,359
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,460 1,662,306
Meritor, Inc., 4.50%, 12/15/28
(c)
......... USD 5,330 5,343,325
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
6,469 6,533,690
Novafives SAS, 5.00%, 06/15/25
(b)
....... EUR 1,000 1,068,767
OT Merger Corp., 7.88%, 10/15/29
(c)
...... USD 7,687 7,562,086
Renk AG, 5.75%, 07/15/25
(b)
........... EUR 1,021 1,207,161
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... USD 8,160 8,323,200
Schenck Process Holding GmbH, 5.38%,
06/15/23
(b)
..................... EUR 1,923 2,184,979
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
. USD 6,116 6,521,185
Terex Corp., 5.00%, 05/15/29
(c)
......... 17,375 17,852,813
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 31,518 31,990,770
Titan International, Inc., 7.00%, 04/30/28 ... 4,434 4,722,210
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................. EUR 1,800 2,158,811
7.63%, 07/15/28
(c)
................. USD 13,673 14,647,201
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
. EUR 3,669 4,312,914
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 50,407 52,990,359
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 14,768 14,915,680
249,517,331
Marine — 0.1%
CMA CGM SA, 7.50%, 01/15/26
(b)
........ EUR 2,900 3,632,845
Danaos Corp., 8.50%, 03/01/28
(c)
........ USD 3,114 3,409,830
Seaspan Corp., 5.50%, 08/01/29
(c)
....... 19,670 19,768,350
26,811,025

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media — 5.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... USD 7,569 $ 7,928,528
Altice Financing SA
2.25%, 01/15/25
(b)
................. EUR 2,251 2,498,197
3.00%, 01/15/28
(b)
................. 949 1,022,579
5.00%, 01/15/28
(c)
................. USD 9,224 9,001,609
4.25%, 08/15/29
(b)
................. EUR 1,932 2,148,992
5.75%, 08/15/29
(c)
................. USD 54,462 53,917,380
AMC Networks, Inc.
4.75%, 08/01/25 .................. 6,612 6,752,505
4.25%, 02/15/29 .................. 4,970 4,938,937
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 6,846,000
Cable One, Inc., 1.13%, 03/15/28
(c)(h)
...... 16,595 16,426,158
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d)(e)(k)
................... 625 —
Clear Channel International BV, 6.63%,
08/01/25
(c)
..................... 26,240 27,224,000
Clear Channel Outdoor Holdings, Inc.
(c)
7.75%, 04/15/28 .................. 40,957 43,823,990
7.50%, 06/01/29 .................. 59,374 63,381,745
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(c)
................ 77,992 80,703,002
CSC Holdings LLC
5.25%, 06/01/24 .................. 10,856 11,290,240
6.50%, 02/01/29
(c)
................. 2,456 2,627,920
5.75%, 01/15/30
(c)
................. 17,017 16,953,186
4.13%, 12/01/30
(c)
................. 30,897 30,163,196
4.63%, 12/01/30
(c)
................. 36,071 34,132,184
3.38%, 02/15/31
(c)
................. 14,149 13,247,001
4.50%, 11/15/31
(c)
................. 22,467 22,186,163
5.00%, 11/15/31
(c)
................. 12,425 11,974,594
DIRECTV Holdings LLC, 5.88%, 08/15/27
(c)
.. 23,610 24,169,793
DISH DBS Corp.
5.88%, 07/15/22 .................. 38,935 39,567,694
5.00%, 03/15/23 .................. 28,601 29,316,025
7.75%, 07/01/26 .................. 4,968 5,241,240
5.25%, 12/01/26
(c)
................. 71,429 72,556,507
5.75%, 12/01/28
(c)
................. 62,846 63,474,460
5.13%, 06/01/29 .................. 24,353 22,161,230
DISH Network Corp., 3.38%, 08/15/26
(h)
.... 9,649 9,133,290
GCI LLC, 4.75%, 10/15/28
(c)
........... 5,325 5,464,781
iHeartCommunications, Inc., 8.38%, 05/01/27 2,668 2,813,330
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 .................. 18,456 19,378,800
5.13%, 07/15/29 .................. 20,994 21,098,970
Liberty Broadband Corp.
(c)(h)
1.25%, 09/30/50 .................. 27,902 27,511,372
2.75%, 09/30/50 .................. 57,437 58,182,824
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(c)
5,853 5,992,009
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 8,651 8,910,530
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. 3,385 3,463,803
4.25%, 01/15/29 .................. 5,349 5,358,735
PFD ADELPHIA, Series B, 0.00%, 12/31/49
(d)(e)
(k)
.......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,598,480
Radiate Holdco LLC
(c)
4.50%, 09/15/26 .................. 24,702 24,949,020
6.50%, 09/15/28 .................. 68,332 68,641,886
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
... 1,213 1,211,484
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
..................... 13,624 12,908,740
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. 32,759 32,768,500
Security
Par (000)
Par (000) Value
Media (continued)
5.00%, 08/01/27 .................. USD 2,637 $ 2,740,740
4.00%, 07/15/28 .................. 22,374 22,499,071
5.50%, 07/01/29 .................. 891 960,052
4.13%, 07/01/30 .................. 1,115 1,115,000
3.88%, 09/01/31 .................. 37,387 36,656,084
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
. 200 204,744
Summer BC Holdco A SARL, 9.25%, 10/31/27
(b)
EUR 1,352 1,657,898
Summer BC Holdco B SARL, 5.75%, 10/31/26
(b)
4,851 5,743,005
Summer BidCo BV
(b)(i)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,480 1,717,583
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,353,067
TEGNA, Inc., 4.63%, 03/15/28 .......... USD 446 450,812
Tele Columbus AG, 3.88%, 05/02/25
(b)
..... EUR 2,080 2,332,559
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 7,800 8,034,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
.. 29,924 32,340,961
Univision Communications, Inc.
(c)
5.13%, 02/15/25 .................. 7,513 7,588,130
6.63%, 06/01/27 .................. 2,490 2,682,975
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
. 22,036 22,476,720
UPC Holding BV, 3.88%, 06/15/29
(b)
...... EUR 1,700 1,971,740
UPCB Finance VII Ltd., 3.63%, 06/15/29
(b)
... 4,635 5,382,486
Videotron Ltd., 3.63%, 06/15/29
(c)
........ USD 20,449 20,551,245
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................ GBP 1,427 1,931,068
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ USD 28,545 28,760,372
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 .................. 3,625 3,733,750
5.13%, 02/28/30 .................. 6,336 6,367,680
Ziggo BV
2.88%, 01/15/30
(b)
................. EUR 500 566,404
4.88%, 01/15/30
(c)
................. USD 3,510 3,599,856
1,258,479,611
Metals & Mining — 1.8%
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 6,787 6,793,787
5.13%, 10/01/31 .................. 7,651 7,708,383
Arconic Corp.
(c)
6.00%, 05/15/25 .................. 6,518 6,811,310
6.13%, 02/15/28 .................. 13,044 13,881,425
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 60,958 65,910,838
Constellium SE
(c)
5.88%, 02/15/26 .................. 8,669 8,783,691
5.63%, 06/15/28 .................. 11,362 11,947,484
3.75%, 04/15/29 .................. 27,213 26,774,734
Freeport-McMoRan, Inc.
4.55%, 11/14/24 .................. 3,140 3,364,510
4.38%, 08/01/28 .................. 9,825 10,303,969
5.40%, 11/14/34 .................. 2,108 2,566,490
5.45%, 03/15/43 .................. 63,436 79,744,761
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
..................... 6,306 6,857,775
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. 3,275 3,307,750
4.50%, 06/01/31 .................. 7,983 7,853,276
KME SE, 6.75%, 02/01/23
(b)
........... EUR 966 1,052,500
New Gold, Inc.
(c)
6.38%, 05/15/25 .................. USD 4,100 4,212,750
7.50%, 07/15/27 .................. 20,992 22,304,000
Novelis Corp.
(c)
3.25%, 11/15/26 .................. 31,162 31,434,668
4.75%, 01/30/30 .................. 33,170 34,869,962

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.88%, 08/15/31 .................. USD 28,648 $ 28,468,950
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 1,559 1,823,199
thyssenkrupp AG, 2.88%, 02/22/24
(b)
...... 1,000 1,169,809
United States Steel Corp., 6.88%, 03/01/29 .. USD 25,856 27,827,520
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
..................... 12,594 12,310,635
428,084,176
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(c)
..................... 2,231 2,309,085
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
... 18,982 20,146,925
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 26,784 28,771,373
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 .................. 2,451 2,539,849
5.38%, 06/15/29 .................. 14,226 15,008,643
Antero Resources Corp.
(c)
7.63%, 02/01/29 .................. 9,631 10,690,410
5.38%, 03/01/30 .................. 5,776 6,174,544
Apache Corp.
4.25%, 01/15/30 .................. 12,249 13,292,615
5.10%, 09/01/40 .................. 35,710 40,352,300
5.25%, 02/01/42 .................. 4,362 5,038,066
5.35%, 07/01/49 .................. 2,923 3,339,528
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(b)
................. 215 287,025
9.00%, 11/01/27
(c)
................. 29,584 39,494,640
5.88%, 06/30/29
(c)
................. 26,818 25,804,011
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(c)
5,912 5,969,938
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(j)
............... GBP 1,375 1,933,250
Buckeye Partners LP
4.13%, 03/01/25
(c)
................. USD 361 372,732
5.85%, 11/15/43 .................. 5,448 5,345,877
5.60%, 10/15/44 .................. 10,558 10,280,325
Callon Petroleum Co.
6.13%, 10/01/24 .................. 7,251 7,142,235
9.00%, 04/01/25
(c)
................. 52,586 56,792,880
8.00%, 08/01/28
(c)
................. 45,464 45,918,640
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
..................... 2,630 2,682,600
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 30,491 32,320,460
4.00%, 03/01/31 .................. 44,500 46,678,275
3.25%, 01/31/32
(c)
................. 38,420 38,804,200
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 92,308 98,189,866
Chesapeake Energy Corp., 5.88%, 02/01/29
(c)
1,024 1,095,424
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 .................. 14,761 15,190,397
6.38%, 06/15/26 .................. 19,039 19,324,585
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,203 6,179,739
CNX Resources Corp., 6.00%, 01/15/29
(c)
... 4,592 4,775,680
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 .................. 9,807 10,591,560
5.88%, 07/01/29 .................. 23,680 24,390,400
Comstock Resources, Inc.
(c)
7.50%, 05/15/25 .................. 7,533 7,768,406
6.75%, 03/01/29 .................. 35,392 38,386,163
5.88%, 01/15/30 .................. 22,883 23,455,075
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 31,717 33,104,619
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(c)
..................... 508 527,682
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CrownRock LP, 5.63%, 10/15/25
(c)
........ USD 37,792 $ 38,642,320
Cullinan Holdco SCSp, 4.63%, 10/15/26
(b)
... EUR 1,411 1,624,817
DCP Midstream Operating LP
6.45%, 11/03/36
(c)
................. USD 12,909 16,893,750
6.75%, 09/15/37
(c)
................. 11,088 14,831,863
5.60%, 04/01/44 .................. 1,634 2,032,696
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 29,797 30,504,679
4.38%, 06/15/31 .................. 33,176 34,503,040
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(j)
............ 43,069 43,822,708
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................. 12,534 13,035,360
5.38%, 06/01/29 .................. 502 513,295
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 9,993 10,442,685
4.15%, 06/01/25 .................. 377 390,742
4.85%, 07/15/26 .................. 1,948 2,050,270
5.60%, 04/01/44 .................. 8,933 9,009,600
5.05%, 04/01/45 .................. 1,662 1,603,830
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................. 15,139 16,463,663
4.13%, 12/01/26 .................. 1,685 1,727,125
6.50%, 07/01/27
(c)
................. 17,369 19,453,280
5.50%, 07/15/28 .................. 9,013 9,846,748
4.50%, 01/15/29
(c)
................. 11,074 11,516,960
4.75%, 01/15/31
(c)
................. 17,291 18,285,232
EQT Corp.
3.13%, 05/15/26
(c)
................. 16,022 16,447,064
3.90%, 10/01/27 .................. 10,163 10,900,021
5.00%, 01/15/29 .................. 2,134 2,363,405
7.50%, 02/01/30
(l)
................. 12,978 16,676,730
3.63%, 05/15/31
(c)
................. 3,659 3,796,212
Genesis Energy LP
6.50%, 10/01/25 .................. 355 350,562
7.75%, 02/01/28 .................. 1,513 1,524,348
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
..................... 8,167 8,575,350
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 5,192 5,153,060
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 3,633 3,887,310
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 16,996 16,868,530
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(c)
................ 3,151 3,228,845
Independence Energy Finance LLC, 7.25%,
05/01/26
(c)
..................... 25,845 26,846,494
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 22,128 21,906,720
Matador Resources Co., 5.88%, 09/15/26 ... 35,941 37,019,230
Murphy Oil Corp.
5.75%, 08/15/25 .................. 6,527 6,708,973
6.37%, 12/01/42
(l)
................. 1,714 1,714,008
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,724,303
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 .................. 40,485 40,889,850
6.50%, 09/30/26 .................. 66,491 65,992,318
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11,446 11,804,260
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
..... 9,239 12,934,970
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
40,412 42,634,660
NuStar Logistics LP
5.75%, 10/01/25 .................. 7,223 7,772,815
6.00%, 06/01/26 .................. 6,462 7,011,270
6.38%, 10/01/30 .................. 1,866 2,071,260
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 5,108 5,679,228

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 12/01/25 .................. USD 6,740 $ 7,477,154
5.55%, 03/15/26 .................. 2,441 2,717,565
3.00%, 02/15/27 .................. 400 406,000
7.20%, 03/15/29 .................. 5,695 6,720,100
8.88%, 07/15/30 .................. 3,023 4,076,999
4.30%, 08/15/39 .................. 29,605 29,524,178
6.20%, 03/15/40 .................. 28,152 34,626,960
4.50%, 07/15/44 .................. 22,399 23,071,082
4.63%, 06/15/45 .................. 29,575 30,684,063
6.60%, 03/15/46 .................. 3,328 4,318,080
4.40%, 04/15/46 .................. 66,159 67,812,975
4.10%, 02/15/47 .................. 9,571 9,379,580
4.20%, 03/15/48 .................. 38,237 38,237,000
4.40%, 08/15/49 .................. 14,073 14,248,913
Parkland Corp., 5.88%, 07/15/27
(c)
....... 6,300 6,646,500
PDC Energy, Inc., 6.13%, 09/15/24 ....... 2,601 2,633,512
Range Resources Corp.
4.88%, 05/15/25 .................. 4,830 4,986,975
9.25%, 02/01/26 .................. 2,104 2,267,675
Repsol International Finance BV
(a)(b)(j)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,502,108
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 3,336,019
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. USD 22,316 22,985,480
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(b)
. EUR 3,555 4,204,203
SM Energy Co.
10.00%, 01/15/25
(c)
................ USD 49,819 54,832,784
5.63%, 06/01/25 .................. 4,857 4,893,428
6.75%, 09/15/26 .................. 7,838 8,053,545
6.50%, 07/15/28 .................. 5,293 5,478,255
Southwestern Energy Co.
5.38%, 02/01/29 .................. 33,339 35,255,992
4.75%, 02/01/32 .................. 14,133 14,883,533
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(c)
..................... 8,846 9,216,913
Sunoco LP, 6.00%, 04/15/27 ........... 637 664,327
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
. 48,181 50,108,240
Targa Resources Partners LP
5.88%, 04/15/26 .................. 12,267 12,800,185
5.38%, 02/01/27 .................. 1,247 1,285,121
6.50%, 07/15/27 .................. 4,294 4,603,168
6.88%, 01/15/29 .................. 5,588 6,251,743
5.50%, 03/01/30 .................. 12,441 13,591,792
4.88%, 02/01/31 .................. 26,284 28,543,110
4.00%, 01/15/32
(c)
................. 2,825 2,952,125
TerraForm Power Operating LLC
(c)
4.25%, 01/31/23 .................. 3,297 3,371,182
5.00%, 01/31/28 .................. 63 66,730
4.75%, 01/15/30 .................. 8,596 9,011,746
UGI International LLC, 2.50%, 12/01/29
(b)
... EUR 683 767,292
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. USD 52,332 54,294,450
4.13%, 08/15/31 .................. 48,068 50,952,080
3.88%, 11/01/33 .................. 91,843 96,488,419
Vine Energy Holdings LLC, 6.75%, 04/15/29
(c)
35,081 38,062,885
Western Midstream Operating LP
4.75%, 08/15/28 .................. 2,229 2,463,045
5.45%, 04/01/44 .................. 19,455 23,248,725
5.30%, 03/01/48 .................. 17,884 21,550,309
5.50%, 08/15/48 .................. 5,569 6,652,282
6.50%, 02/01/50
(l)
................. 51,710 61,147,334
2,354,044,332
Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23
(b)
................. EUR 4,230 4,826,026
3.88%, 04/15/26
(b)
................. 3,009 3,492,507
Security
Par (000)
Par (000) Value
Personal Products (continued)
4.75%, 04/15/26
(b)
................. EUR 1,600 $ 1,830,708
4.75%, 01/15/29
(c)
................. USD 9,770 9,928,763
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
.... 9,393 9,111,210
29,189,214
Pharmaceuticals — 1.8%
Almirall SA, 2.13%, 09/30/26
(b)
.......... EUR 817 936,251
Bausch Health Americas, Inc., 8.50%,
01/31/27
(c)
..................... USD 27,988 29,387,400
Bausch Health Cos., Inc.
(c)
6.13%, 04/15/25 .................. 2,770 2,821,411
9.00%, 12/15/25 .................. 10,374 10,925,689
7.00%, 01/15/28 .................. 22,925 22,810,375
4.88%, 06/01/28 .................. 7,222 7,366,440
6.25%, 02/15/29 .................. 21,111 20,060,517
7.25%, 05/30/29 .................. 21,116 20,904,840
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................. 5,833 6,060,487
2.38%, 03/01/28
(b)
................. EUR 6,015 6,833,765
3.13%, 02/15/29
(c)
................. USD 8,402 8,287,733
3.50%, 04/01/30
(c)
................. 30,694 30,606,982
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(b)
................. EUR 1,605 1,904,119
5.50%, 01/15/28
(c)
................. USD 13,805 13,977,563
Elanco Animal Health, Inc., 5.90%, 08/28/28
(l)
. 3,159 3,664,440
Endo DAC, 9.50%, 07/31/27
(c)
.......... 36,805 37,464,545
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
..................... 36,965 36,225,700
Gruenenthal GmbH
(b)
3.63%, 11/15/26 .................. EUR 1,502 1,754,659
4.13%, 05/15/28 .................. 1,889 2,215,992
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 19,368 20,054,402
Nidda BondCo GmbH
(b)
5.00%, 09/30/25 .................. EUR 1,800 2,033,930
7.25%, 09/30/25 .................. 1,599 1,848,016
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(b)
................. 4,531 5,126,970
Organon & Co.
2.88%, 04/30/28
(b)
................. 1,848 2,118,065
4.13%, 04/30/28
(c)
................. USD 28,075 28,531,219
5.13%, 04/30/31
(c)
................. 24,566 25,663,609
P&L Development LLC, 7.75%, 11/15/25
(c)
... 15,358 15,377,198
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
. 44,969 45,955,170
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 3,400 4,159,524
4.50%, 03/01/25 .................. 2,200 2,595,182
3.75%, 05/09/27 .................. 551 623,706
1.63%, 10/15/28
(b)
................. 500 494,999
4.38%, 05/09/30 .................. 359 403,434
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. USD 245 261,737
419,456,069
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
... 6,115 6,199,081
ASGN, Inc., 4.63%, 05/15/28
(c)
.......... 2,470 2,557,191
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 29,988 29,874,046
Dun & Bradstreet Corp. (The)
(c)
6.88%, 08/15/26 .................. 14,134 14,699,360
5.00%, 12/15/29 .................. 23,194 23,728,158
House of Finance NV (The), 4.38%, 07/15/26
(b)
EUR 1,300 1,497,070
KBR, Inc., 4.75%, 09/30/28
(c)
........... USD 13,182 13,445,640
La Financiere Atalian SASU, 5.13%, 05/15/25
(b)
EUR 3,495 3,946,684
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ USD 7,820 8,015,500
103,962,730

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.5%
ADLER Group SA
(b)
3.25%, 08/05/25 .................. EUR 2,400 $ 2,368,991
2.75%, 11/13/26 .................. 2,100 2,008,314
2.25%, 01/14/29 .................. 800 753,687
Aedas Homes Opco SLU, 4.00%, 08/15/26
(b)
. 1,058 1,237,658
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
................ USD 15,745 16,847,150
DIC Asset AG, 2.25%, 09/22/26
(b)
........ EUR 1,900 2,049,585
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
..... 2,725 2,955,824
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
USD 8,725 9,101,048
Forestar Group, Inc., 3.85%, 05/15/26
(c)
.... 6,082 6,097,205
Heimstaden Bostad AB
(a)(b)(j)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 1,200 1,353,713
(EUR Swap Annual 5 Year + 3.15%), 2.62% 3,725 3,997,102
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 .................. USD 8,888 9,466,120
4.13%, 02/01/29 .................. 6,258 6,341,544
4.38%, 02/01/31 .................. 9,444 9,538,440
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 7,342 7,442,622
Realogy Group LLC
(c)
7.63%, 06/15/25 .................. 5,964 6,321,840
5.75%, 01/15/29 .................. 17,587 18,026,675
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(l)
............... GBP 2,516 4,085,594
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
..... USD 20,478 17,777,361
127,770,473
Road & Rail — 1.0%
Albion Financing 1 SARL
5.25%, 10/15/26
(b)
................. EUR 1,350 1,548,733
6.13%, 10/15/26
(c)
................. USD 11,529 11,644,290
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
7,658 8,077,811
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 .................. EUR 3,000 3,441,116
6.13%, 11/30/28 .................. GBP 1,900 2,558,887
EC Finance plc, 3.00%, 10/15/26
(b)
....... EUR 2,374 2,763,612
Hertz Corp. (The)
(c)
4.63%, 12/01/26 .................. USD 8,159 8,209,994
5.00%, 12/01/29 .................. 13,042 13,053,151
Loxam SAS
(b)
4.25%, 04/15/24 .................. EUR 1,100 1,260,177
3.25%, 01/14/25 .................. 1,531 1,746,704
3.75%, 07/15/26 .................. 1,102 1,273,446
5.75%, 07/15/27 .................. 989 1,159,756
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(j)
............... GBP 300 413,305
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 12,396 12,798,870
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
................ 14,769 15,293,299
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................. 16,283 17,111,479
0.00%, 12/15/25
(h)(m)
............... 25,622 25,147,993
8.00%, 11/01/26
(c)
................. 11,774 12,539,310
7.50%, 09/15/27
(c)
................. 38,452 41,847,119
6.25%, 01/15/28
(c)
................. 14,188 15,230,818
4.50%, 08/15/29
(c)
................. 31,249 31,822,107
228,941,977
Semiconductors & Semiconductor Equipment — 0.2%
ams AG
(b)(h)
0.00%, 03/05/25
(m)
................ EUR 1,800 1,822,843
2.13%, 11/03/27 .................. 1,600 1,766,774
Entegris, Inc.
(c)
4.38%, 04/15/28 .................. USD 4,461 4,583,678
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.63%, 05/01/29 .................. USD 5,650 $ 5,664,125
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
. 19,231 19,711,775
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 11,175 11,342,625
44,891,820
Software — 2.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 8,476 8,836,230
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................. EUR 5,621 6,708,336
7.13%, 10/02/25
(c)
................. USD 22,006 23,078,792
9.13%, 03/01/26
(c)
................. 33,315 34,730,887
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 13,529 14,002,515
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 13,293 13,857,953
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(b)
.......... EUR 2,169 2,474,256
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
..................... USD 68,086 68,670,178
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 24,154 24,274,770
4.88%, 07/01/29 .................. 35,594 36,096,587
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 .................. 4,772 4,963,357
6.50%, 10/15/28 .................. 4,321 4,515,445
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 20,130 19,878,375
Elastic NV, 4.13%, 07/15/29
(c)
.......... 25,169 24,901,705
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 16,960 17,433,693
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
..................... 8,848 8,693,160
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 12,805 12,837,013
NCR Corp.
(c)
5.00%, 10/01/28 .................. 5,019 5,169,570
5.13%, 04/15/29 .................. 5,923 6,131,490
6.13%, 09/01/29 .................. 7,012 7,493,322
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,141,793
Open Text Corp.
(c)
3.88%, 02/15/28 .................. 6,117 6,234,752
3.88%, 12/01/29 .................. 3,222 3,262,275
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
. 3,495 3,599,850
PTC, Inc.
(c)
3.63%, 02/15/25 .................. 734 744,093
4.00%, 02/15/28 .................. 6,752 6,870,160
Rocket Software, Inc., 6.50%, 02/15/29
(c)
... 11,523 11,241,839
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 53,040 55,426,800
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 62,607 64,798,245
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
27,810 27,570,834
529,638,275
Specialty Retail — 2.3%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 12,050 11,643,313
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 5,222 5,326,440
4.75%, 03/01/30 .................. 4,457 4,529,426
5.00%, 02/15/32
(c)
................. 8,419 8,736,397
Carvana Co.
(c)
5.50%, 04/15/27 .................. 17,693 17,516,070
4.88%, 09/01/29 .................. 12,239 11,657,647
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
..................... GBP 2,096 2,790,797
Douglas GmbH, 6.00%, 04/08/26
(b)
....... EUR 1,900 2,156,661
Dufry One BV, 2.50%, 10/15/24
(b)
........ 1,000 1,118,485
eG Global Finance plc
4.38%, 02/07/25
(b)
................. 817 932,480
6.75%, 02/07/25
(c)
................. USD 30,428 30,808,350
6.25%, 10/30/25
(b)
................. EUR 6,009 7,012,278
8.50%, 10/30/25
(c)
................. USD 16,076 16,658,755
Goldstory SASU, 5.38%, 03/01/26
(b)
...... EUR 1,740 2,020,610

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. USD 2,146 $ 2,137,953
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 13,329 13,362,322
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7,880 7,889,850
L Brands, Inc.
6.88%, 11/01/35 .................. 10,745 13,350,662
6.75%, 07/01/36 .................. 3,311 4,089,085
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 30,486 30,143,032
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
..................... 17,404 17,885,743
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 7,516 7,673,084
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 4,526 4,763,615
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 9,848 10,069,580
3.75%, 06/15/29 .................. 3,793 3,759,811
PetSmart, Inc.
(c)
4.75%, 02/15/28 .................. 18,463 18,947,654
7.75%, 02/15/29 .................. 79,989 86,888,051
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
... 4,249 4,289,366
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 11,884 12,455,264
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 .................. 30,942 31,058,032
6.13%, 07/01/29 .................. 24,066 24,526,142
6.00%, 12/01/29 .................. 23,020 23,135,100
Staples, Inc.
(c)
7.50%, 04/15/26 .................. 34,735 35,690,212
10.75%, 04/15/27 ................. 11,737 11,062,123
Tendam Brands SAU
(b)
5.00%, 09/15/24 .................. EUR 546 614,239
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 364 411,306
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... USD 25,229 26,301,232
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(i)
............ 17,016 17,398,860
530,810,027
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 .......... 5,290 5,296,771
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(b)
. EUR 1,012 1,190,174
Crocs, Inc.
(c)
4.25%, 03/15/29 .................. USD 12,283 12,129,462
4.13%, 08/15/31 .................. 13,183 12,886,383
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(h)(k)
............. EUR 2,700 2,705,792
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... USD 6,372 6,372,000
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 6,123 6,243,194
William Carter Co. (The)
(c)
5.50%, 05/15/25 .................. 2,617 2,715,137
5.63%, 03/15/27 .................. 2,686 2,776,653
Wolverine World Wide, Inc., 4.00%, 08/15/29
(c)
6,758 6,570,601
53,589,396
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... 24,808 27,102,740
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
.. 13,546 12,563,915
Jerrold Finco plc
(b)
4.88%, 01/15/26 .................. GBP 761 1,042,927
5.25%, 01/15/27 .................. 2,747 3,785,130
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 .................. USD 8,233 8,286,761
4.75%, 06/15/29 .................. 7,419 7,604,475
MGIC Investment Corp., 5.25%, 08/15/28 ... 10,134 10,640,700
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 .................. 4,322 4,502,227
5.13%, 12/15/30 .................. 3,825 3,777,188
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
5.75%, 11/15/31 .................. USD 4,715 $ 4,691,425
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
... 11,789 11,700,583
95,698,071
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
7,445 7,441,054
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 .................. 5,358 5,538,832
9.75%, 08/01/27 .................. 3,399 3,806,880
5.50%, 05/01/28 .................. 12,947 13,194,288
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
..................... 11,418 11,218,185
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 3,071 3,047,967
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
..... 4,901 5,097,040
Imola Merger Corp., 4.75%, 05/15/29
(c)
..... 33,353 34,221,846
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 1,941 2,101,133
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 .................. 29,801 31,589,060
7.25%, 06/15/28 .................. 26,893 29,481,451
146,737,736
Transportation Infrastructure — 0.1%
(b)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
.. EUR 1,800 2,087,610
Autostrade per l'Italia SpA
1.88%, 11/04/25 .................. 700 821,026
1.75%, 06/26/26 .................. 500 585,189
1.75%, 02/01/27 .................. 1,700 1,987,707
2.00%, 12/04/28 .................. 3,754 4,420,405
2.00%, 01/15/30 .................. 3,748 4,396,818
Getlink SE, 3.50%, 10/30/25 ........... 3,019 3,538,870
17,837,625
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
..................... GBP 3,179 4,388,324
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... USD 84,921 89,273,201
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(i)
......... 28,584 22,402,704
Matterhorn Telecom SA, 4.00%, 11/15/27
(b)
.. EUR 2,718 3,156,332
Oi Movel SA
8.75%, 07/30/26
(b)
................. USD 2,117 2,176,276
SoftBank Group Corp.
(b)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... 1,702 1,687,107
2.13%, 07/06/24 .................. EUR 1,341 1,507,309
4.50%, 04/20/25 .................. 1,300 1,539,252
4.75%, 07/30/25 .................. 1,409 1,684,354
3.13%, 09/19/25 .................. 2,500 2,846,250
2.88%, 01/06/27 .................. 1,294 1,395,875
5.00%, 04/15/28 .................. 1,700 1,988,675
3.38%, 07/06/29 .................. 558 590,813
4.00%, 09/19/29 .................. 1,408 1,550,910
Sprint Corp.
7.88%, 09/15/23 .................. USD 8,179 9,007,124
7.13%, 06/15/24 .................. 7,210 8,094,343
7.63%, 03/01/26 .................. 21,944 26,345,966
Telefonica Europe BV
(a)(b)(j)
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,800 2,246,545
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... 100 124,808
(EUR Swap Annual 6 Year + 4.11%), 4.37% 3,800 4,645,364

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(EUR Swap Annual 8 Year + 2.97%), 3.88% EUR 3,300 $ 3,975,132
T-Mobile USA, Inc.
2.63%, 02/15/29 .................. USD 25,048 24,672,280
2.88%, 02/15/31 .................. 22,678 22,396,793
3.50%, 04/15/31
(c)
................. 16,599 17,269,268
3.50%, 04/15/31 .................. 30,530 31,762,801
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................. GBP 2,630 3,484,767
4.25%, 01/31/31
(c)
................. USD 3,235 3,170,300
4.50%, 07/15/31
(b)
................. GBP 2,742 3,697,546
4.75%, 07/15/31
(c)
................. USD 31,154 31,543,425
Vodafone Group plc
(a)(b)
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... EUR 2,000 2,502,970
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .......... 1,300 1,491,150
328,229,640
Total Corporate Bonds — 77.4%
(Cost: $17,577,507,921) ............................ 18,280,449,274
Floating Rate Loan Interests — 11.8%
Aerospace & Defense — 0.5%
(a)
Cobham Ultra US Co., Term Loan, 11/17/28
(n)
. USD 5,127 5,106,184
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 63,159 63,136,089
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 23,381 23,644,036
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 10,054 10,100,487
Sequa Mezzanine Holdings LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 10.75%),
11.75%
,
 04/28/24 ................. 583 580,709
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 01/15/25 . 15,283 15,286,374
117,853,879
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 7,986 7,969,454
Airlines — 0.6%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(n)
...................... 47,675 49,317,913
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 23,425 23,328,723
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 21,672 22,891,050
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 49,425 49,491,732
145,029,418
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(a)
5,915 5,875,093
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(a)
..... 4,014 4,008,059
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. USD 5,379 $ 5,349,129
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 5,399 5,394,238
10,743,367
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 25,452 25,388,470
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 11,010 10,985,090
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 19,894 19,983,213
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 3,943 3,936,777
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 10/01/25 ..... 1,937 1,928,136
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 21,060 21,075,795
83,297,481
Commercial Services & Supplies — 0.6%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(n)
.............. 124,744 121,816,398
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 . 2,543 2,548,074
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 1,444 1,445,416
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(d)
................. 12,384 12,507,840
138,317,728
Construction Materials — 0.1%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 3,309 3,283,380
Standard Industries, Inc., Term Loan,
09/22/28
(n)
...................... 7,621 7,624,097
10,907,477
Containers & Packaging — 0.1%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 4,159 4,164,326
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 .................. 29,930 29,502,452
33,666,778
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 .................. 8,164 8,177,634
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 13,311 14,018,214
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,733 3,732,596
25,928,444

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services — 1.4%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . USD 7,885 $ 7,902,187
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 .................. 5,153 5,166,804
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 5,701 5,697,832
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 2,520 2,521,084
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 16,090 16,371,575
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 25,223 25,232,478
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 11/06/28 .. 10,036 10,033,502
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 55,421 55,504,548
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 3,763 3,725,614
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 06/28/24
(d)
758 431,927
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(n)
...................... 9,600 9,549,600
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(n)
...................... 12,959 12,959,031
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(n)
.................. 50,818 50,835,989
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29 . 26,322 26,552,318
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 3,852 3,836,361
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 8,808 8,766,690
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 61,226 61,168,129
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 30,503 30,506,585
336,762,254
Diversified Telecommunication Services — 0.3%
(a)
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 ..... 6,431 6,392,681
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.35%), 3.75%
,
 11/22/28 .. 5,708 5,701,118
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 18,193 18,156,140
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 47,451 46,779,081
77,029,020
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., Term Loan B, 12/08/28
(a)(n)
....... 17,489 17,445,278
Entertainment — 0.1%
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(a)(d)
................ 29,699 30,292,990
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 .. USD 24,556 $ 24,525,305
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25 .................. EUR 7,870 8,954,026
33,479,331
Health Care Providers & Services — 0.2%
(a)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . USD 30,573 24,511,368
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 7,811 7,706,879
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25 ..... 13,919 13,483,742
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 9,850 9,846,946
55,548,935
Health Care Technology — 0.7%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 .................. 9,934 9,923,999
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 25,316 25,291,756
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(d)
................. 51,206 51,206,000
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 70,589 70,501,027
156,922,782
Hotels, Restaurants & Leisure — 0.2%
(a)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(d)
................ 3,252 3,463,650
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 16,463 16,346,993
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 20,013 19,994,477
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ...... 6,207 6,234,505
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/01/26 .................. 3,698 3,704,952
49,744,577
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(a)
................. 18,283 18,100,170
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(a)
................. 15,568 12,428,624
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 14,729 14,700,216
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 . 8,719 8,710,895

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ USD 2,343 $ 2,323,310
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 9,821 9,804,167
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 8,693 8,696,335
44,234,923
Interactive Media & Services — 0.1%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 9,496 9,481,266
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 13,002 13,018,002
22,499,268
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27
(a)
................. 7,653 7,651,790
IT Services — 0.5%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 10/30/26 .................. 4,766 4,729,353
CoreLogic, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.00%
,
 06/04/29 . 19,962 20,099,339
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,077,108
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 9,091 9,078,947
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 9,195 8,974,451
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 61,702 63,321,677
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 3,717 3,715,031
116,995,906
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan
(a)
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ................ 29,788 29,775,471
29,775,471
Machinery — 0.4%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 15,083 15,048,657
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 43,666 42,889,907
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 6,605 6,594,704
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ...... 27,008 26,999,659
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 ..... 8,334 8,274,872
99,807,799
Security
Par (000)
Par (000) Value
Media — 1.2%
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................. USD 43,875 $ 43,235,047
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
55,844 55,859,792
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(n)
..................... 50,278 50,199,760
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 33,635 33,536,301
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(a)
................. 17,838 17,790,145
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(o)
................. 84,234 84,063,163
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,884 3,668,083
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25
(a)
................. EUR 400 440,897
288,793,188
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
(LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/12/28
(a)(d)
................ USD 6,348 6,332,220
Oil, Gas & Consumable Fuels — 0.7%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 129,546 139,693,175
Freeport LNG investments LLLP, Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 12/21/28 .................. 13,214 13,077,928
152,771,103
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(a)
................. 30,089 29,201,810
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(a)
................. 13,153 13,092,239
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 10/20/28
(a)(n)
22,978 22,914,810
Software — 2.1%
(a)
Banff Guarantor, Inc., 2nd Lien Term Loan,
02/27/26
(n)
...................... 27,676 27,906,541
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 .................. 14,200 14,270,739
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 . 17,790 17,665,941
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 50,929 50,738,016
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(d)
17,860 17,815,350
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 17,570 17,621,259

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 .................. USD 6,950 $ 6,896,472
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 56,489 56,295,099
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 30,053 29,780,720
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 11,957 11,969,088
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 4,143 4,161,975
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(d)
................. 12,161 12,161,000
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 . 16,344 16,263,588
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 17,010 16,949,300
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29 . 42,762 43,253,549
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 10,683 10,536,037
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 17,029 16,795,069
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 3.72% - 4.25%
,
 10/07/27 52,374 52,334,912
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.00%
,
 08/11/28 .................. 10,018 10,036,557
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.25%
,
 03/03/28 .................. 18,473 18,511,424
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 05/04/26 ...... 25,975 25,820,708
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ...... 21,279 21,319,005
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 05/04/26 ...... 5,365 5,344,523
504,446,872
Specialty Retail — 0.2%
(a)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,708 33,728,756
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.13%
,
 04/16/26 ...... 10,917 10,530,014
44,258,770
Transportation Infrastructure — 0.1%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 10,902 10,856,539
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 1,747 1,766,112
12,622,651
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24
(a)
................. USD 16,646 $ 16,171,299
Total Floating Rate Loan Interests — 11.8%
(Cost: $2,764,783,228) ............................ 2,782,921,258
Foreign Agency Obligations — 0.1%
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
.......... EUR 2,525 2,910,531
France — 0.1%
Electricite de France SA
(a)(b)(j)
(BPSWS13 + 3.96%), 6.00% ......... GBP 3,900 5,731,485
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 1,200 1,400,355
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 467,923
(EUR Swap Annual 5 Year + 4.00%), 3.38% 7,000 8,228,509
15,828,272
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(b)
... 1,209 1,381,677
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(b)
3.63%, 09/24/24 .................. 400 462,789
2.63%, 04/28/25 .................. 1,750 1,989,988
1.88%, 01/09/26 .................. 201 222,545
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(b)(j)
............ 2,975 3,251,590
5,926,912
Total Foreign Agency Obligations — 0.1%
(Cost: $25,691,115) ............................... 26,047,392
Shares
Shares
Investment Companies — 3.6%
iShares Broad USD High Yield Corporate Bond
ETF
(g)(p)
........................ 3,000,000 123,570,000
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(p)
........................ 5,000,000 435,050,000
SPDR Bloomberg Barclays High Yield Bond
ETF
(g)
......................... 2,550,000 276,853,500
Western Midstream Partners LP .......... 183,321 4,082,559
Total Investment Companies — 3.6%
(Cost: $835,026,976) .............................. 839,556,059
Beneficial Interest
(000)
Other Interests — 0.0%
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(k)
....................... USD 11,550 63,525
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 30,250
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 5,500
Lehman Brothers Holdings, Inc.
(e)(k)
........ 5,675 31,213
130,488
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(e)(k)
GenOn Energy Holdings LLC, Escrow ...... 1,864 —
GenOn Energy Holdings LLC, Escrow
(g)
..... 3,270 —
—

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Beneficial Interest
(000) Value
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(e)(k)
USD 325 $ —
Total Other Interests — 0.0%
(Cost: $0) ..................................... 130,488
Preferred Securities — 1.2%
Par (000)
Pa r (000)
Capital Trusts — 1.0%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
... EUR 800 1,010,988
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. USD 14,850 15,054,187
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. 12,335 12,427,513
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 20,732 21,302,130
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 5,998,431
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% .............. 15,010 15,422,775
71,216,024
Capital Markets — 0.4%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 66,975 67,644,750
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 19,990 20,739,625
88,384,375
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)(j)
10,625 12,112,500
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............. 37,000 38,761,200
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.
(a)(c)(j)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.93%),
8.00% ....................... 22,103 23,373,923
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%),
7.00% ....................... USD 15,109 $ 15,303,755
38,677,678
Total Capital Trusts — 1.0%
(Cost: $241,935,244) .............................. 249,151,777
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,532,445)
(f)
................. 3,704,388 38,118
Capital Markets — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
9,756 10,966,322
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)
.......... 20,162 20,948,109
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(r)
................ 235,644 9,897,033
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) ............................... 41,849,582
Total Preferred Securities — 1.2%
(Cost: $310,550,063) .............................. 291,001,359
Total Long-Term Investments — 96.6%
(Cost: $22,024,416,269) ............................ 22,815,086,342
Short-Term Securities — 5.0%
(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 650,528,142 650,528,142
SL Liquidity Series, LLC, Money Market Series,
0.15%
(t)
........................ 520,060,261 520,112,268
Total Short-Term Securities — 5.0%
(Cost: $1,170,640,200) ............................ 1,170,640,410
Total Options Purchased — 0.0%
(Cost: $231,246) ................................. 105,712
Total Investments Before Options Written — 101.6%
(Cost: $23,195,287,715 ) ............................ 23,985,832,464
Total Options Written — (0.0)%
(Premium Received — $169,688) ..................... (62,826)
Total Investments Net of Options Written — 101.6%
(Cost: $23,195,118,027 ) ............................ 23,985,769,638
Liabilities in Excess of Other Assets — (1.6)% ............. (370,367,704)
Net Assets — 100.0% ............................... $ 23,615,401,934
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,115,303, representing 0.09% of its net assets as of period end, and an original cost of $25,395,751.
(g)
All or a portion of this security is on loan.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 842,548,387 $ — $ (192,020,245) $ — $ — $ 650,528,142 650,528,142 $ 8,701 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 153,770,503 366,348,632 — (6,784) (83) 520,112,268 520,060,261 293,219
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF ...... — 122,265,000 — — 1,305,000 123,570,000 3,000,000 1,006,980 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 433,928,950 — — 1,121,050 435,050,000 5,000,000 444,345 —
$ (6,784) $ 2,425,967 $ 1,729,260,410 $ 1,753,245 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-Bund .............................................................. 43 03/08/22 $ 8,390 $ 121,496
U.S. Treasury 10 Year Note ................................................... 69 03/22/22 8,993 (96,048)
U.S. Treasury Long Bond .................................................... 48 03/22/22 7,677 (37,955)
Long Gilt ............................................................... 34 03/29/22 5,748 5,583
$ (6,924)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 597,598,055 EUR 527,727,000 HSBC Bank plc 03/16/22 $ (4,092,722)
USD 1,020,071 EUR 903,000 Morgan Stanley & Co. International plc 03/16/22 (9,489)
USD 327,748 EUR 290,000 Natwest Markets plc 03/16/22 (2,897)
USD 27,190 EUR 24,000 State Street Bank and Trust Co. 03/16/22 (174)
USD 94,698,739 GBP 71,412,000 JPMorgan Chase Bank NA 03/16/22 (1,930,774)
(6,036,056)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 278 01/21/22 EUR 4,200.00 EUR 11,950 $ 105,712
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 278 01/21/22 EUR 4,100.00 EUR 11,950 $ (62,826)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 100,000 $ 9,369,958 $ 9,042,530 $ 327,428
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (69,672) $ (664,100) $ 594,428
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (38,615) (156,282) 117,667
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (145,591) (342,448) 196,857
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 900 (24,905) 123,691 (148,596)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 138,375 112,008 26,367
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 750 (16,878) 77,672 (94,550)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 700 (15,752) 64,899 (80,651)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 370 39,663 17,102 22,561
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 240 25,727 19,962 5,765
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 30 (528) 727 (1,255)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 400 (7,043) 9,700 (16,743)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- EUR 70 (1,233) (163) (1,070)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 310 (5,458) — (5,458)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 130 (2,289) 609 (2,898)
Altice Finco SA ....... 5.00 Quarterly Barclays Bank plc 12/20/26 CCC+ EUR 1,230 61,664 56,703 4,961
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,280 99,192 95,793 3,399
$ 36,657 $ (584,127) $ 620,784
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 01/07/22 USD 1,000 $ 737,598 $ — $ 737,598
1 month LIBOR minus
1.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 01/07/22 USD 2,000 3,354,750 — 3,354,750
1 day SOFR minus
1.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 01/10/22 USD 1,000 737,598 — 737,598
1 month LIBOR minus
1.40% ......... At Termination
SPDR Bloomberg
Barclays High Yield
Bond ETF
At
Termination
Goldman Sachs
International 01/10/22 USD 1,000 678,108 — 678,108
1 month LIBOR minus
1.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 01/10/22 USD 2,000 1,113,514 — 1,113,514

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR minus
1.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 01/10/22 USD 1,000 $ 733,149 $ — $ 733,149
1 month LIBOR minus
1.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 01/11/22 USD 1,000 733,104 — 733,104
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 36,888 606,419 (993) 607,412
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 54,475 1,160,203 (1,895) 1,162,098
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 106,143 1,850,996 (5,023) 1,856,019
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/22 USD 36,149 582,996 (1,607) 584,603
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 39,000 882,889 (1,362) 884,251
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 175,280 2,445,141 (3,867) 2,449,008
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 81,282 1,133,877 (2,084) 1,135,961
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/22 USD 24,920 278,377 (2,834) 281,211
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 42,380 434,108 (3,141) 437,249
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 94,406 1,171,605 (8,297) 1,179,902
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 50,000 155,579 (8,104) 163,683
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 148,044 720,373 (948) 721,321
$ 19,510,384 $ (40,155) $ 19,550,539
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05%
1 month LIBOR ....................................... London Interbank Offered Rate 0.10
3 month LIBOR ....................................... London Interbank Offered Rate 0.21

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 31,840,162 $ — $ 31,840,162
Common Stocks
Auto Components ...................................... 504,027 — — 504,027
Building Products ....................................... 686,294 — — 686,294
Chemicals ............................................ 50,567,140 — — 50,567,140
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 5,990,094 — — 5,990,094
Diversified Telecommunication Services ........................ 710,005 — — 710,005
Electrical Equipment ..................................... 22,704,449 20,077,185 — 42,781,634
Equity Real Estate Investment Trusts (REITs) .................... 111,451,521 — — 111,451,521
Hotels, Restaurants & Leisure .............................. 11,771,843 — — 11,771,843
Life Sciences Tools & Services .............................. 55,212,662 — — 55,212,662
Media ............................................... 14,066,289 — — 14,066,289
Metals & Mining ........................................ 26,573,676 — — 26,573,676
Oil, Gas & Consumable Fuels ............................... 201,221,316 — 40,678 201,261,994
Road & Rail ........................................... 9,157,512 — — 9,157,512
Semiconductors & Semiconductor Equipment .................... 11,912,597 — — 11,912,597
Software ............................................. 20,493,059 — — 20,493,059
Corporate Bonds
Aerospace & Defense .................................... — 621,830,375 — 621,830,375
Airlines .............................................. — 377,286,589 — 377,286,589
Auto Components ...................................... — 395,950,106 — 395,950,106
Automobiles .......................................... — 80,108,225 — 80,108,225
Banks ............................................... — 124,760,799 — 124,760,799
Biotechnology ......................................... — 5,511,656 — 5,511,656
Building Products ....................................... — 219,957,641 — 219,957,641
Capital Markets ........................................ — 95,929,136 972,475 96,901,611

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ — $ 450,683,750 $ — $ 450,683,750
Commercial Services & Supplies ............................. — 596,248,627 — 596,248,627
Communications Equipment ................................ — 177,890,336 — 177,890,336
Construction & Engineering ................................ — 52,614,821 — 52,614,821
Consumer Finance ...................................... — 257,878,955 — 257,878,955
Containers & Packaging .................................. — 366,540,332 — 366,540,332
Distributors ........................................... — 14,122,936 — 14,122,936
Diversified Consumer Services .............................. — 121,098,300 — 121,098,300
Diversified Financial Services ............................... — 216,263,894 — 216,263,894
Diversified Telecommunication Services ........................ — 1,377,739,403 — 1,377,739,403
Electric Utilities ........................................ — 217,194,591 — 217,194,591
Electrical Equipment ..................................... — 66,197,294 — 66,197,294
Electronic Equipment, Instruments & Components ................. — 62,666,167 — 62,666,167
Energy Equipment & Services .............................. — 143,803,381 — 143,803,381
Entertainment ......................................... — 118,928,375 — 118,928,375
Equity Real Estate Investment Trusts (REITs) .................... — 616,661,411 — 616,661,411
Food & Staples Retailing .................................. — 124,738,651 — 124,738,651
Food Products ......................................... — 477,000,647 — 477,000,647
Gas Utilities ........................................... — 8,524,838 — 8,524,838
Health Care Equipment & Supplies ........................... — 227,184,583 — 227,184,583
Health Care Providers & Services ............................ — 1,049,884,539 — 1,049,884,539
Health Care Technology .................................. — 13,988,179 — 13,988,179
Hotels, Restaurants & Leisure .............................. — 1,198,163,525 — 1,198,163,525
Household Durables ..................................... — 229,849,012 — 229,849,012
Household Products ..................................... — 46,107,539 — 46,107,539
Independent Power and Renewable Electricity Producers ............ — 82,507,999 — 82,507,999
Insurance ............................................ — 473,458,347 — 473,458,347
Interactive Media & Services ............................... — 29,703,829 — 29,703,829
Internet & Direct Marketing Retail ............................ — 56,254,716 — 56,254,716
IT Services ........................................... — 358,050,655 — 358,050,655
Leisure Products ....................................... — 58,567,295 — 58,567,295
Life Sciences Tools & Services .............................. — 61,794,712 — 61,794,712
Machinery ............................................ — 249,517,331 — 249,517,331
Marine .............................................. — 26,811,025 — 26,811,025
Media ............................................... — 1,258,479,611 — 1,258,479,611
Metals & Mining ........................................ — 428,084,176 — 428,084,176
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,309,085 — 2,309,085
Multiline Retail ......................................... — 20,146,925 — 20,146,925
Oil, Gas & Consumable Fuels ............................... — 2,354,044,332 — 2,354,044,332
Personal Products ...................................... — 29,189,214 — 29,189,214
Pharmaceuticals ....................................... — 419,456,069 — 419,456,069
Professional Services .................................... — 103,962,730 — 103,962,730
Real Estate Management & Development ....................... — 127,770,473 — 127,770,473
Road & Rail ........................................... — 228,941,977 — 228,941,977
Semiconductors & Semiconductor Equipment .................... — 44,891,820 — 44,891,820
Software ............................................. — 529,638,275 — 529,638,275
Specialty Retail ........................................ — 530,810,027 — 530,810,027
Technology Hardware, Storage & Peripherals .................... — 5,296,771 — 5,296,771
Textiles, Apparel & Luxury Goods ............................ — 53,589,396 — 53,589,396
Thrifts & Mortgage Finance ................................ — 95,698,071 — 95,698,071
Trading Companies & Distributors ............................ — 146,737,736 — 146,737,736
Transportation Infrastructure ............................... — 17,837,625 — 17,837,625
Water Utilities ......................................... — 4,388,324 — 4,388,324
Wireless Telecommunication Services ......................... — 328,229,640 — 328,229,640
Floating Rate Loan Interests
Aerospace & Defense .................................... — 117,853,879 — 117,853,879
Air Freight & Logistics .................................... — 7,969,454 — 7,969,454
Airlines .............................................. — 145,029,418 — 145,029,418
Auto Components ...................................... — 5,875,093 — 5,875,093
Automobiles .......................................... — 4,008,059 — 4,008,059
Building Products ....................................... — 10,743,367 — 10,743,367
Chemicals ............................................ — 83,297,481 — 83,297,481
Commercial Services & Supplies ............................. — 125,809,888 12,507,840 138,317,728
Construction Materials .................................... — 10,907,477 — 10,907,477
Containers & Packaging .................................. — 33,666,778 — 33,666,778
Diversified Consumer Services .............................. — 25,928,444 — 25,928,444

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ — $ 336,330,327 $ 431,927 $ 336,762,254
Diversified Telecommunication Services ........................ — 77,029,020 — 77,029,020
Electronic Equipment, Instruments & Components ................. — 17,445,278 — 17,445,278
Entertainment ......................................... — — 30,292,990 30,292,990
Health Care Equipment & Supplies ........................... — 33,479,331 — 33,479,331
Health Care Providers & Services ............................ — 55,548,935 — 55,548,935
Health Care Technology .................................. — 105,716,782 51,206,000 156,922,782
Hotels, Restaurants & Leisure .............................. — 46,280,927 3,463,650 49,744,577
Household Durables ..................................... — 18,100,170 — 18,100,170
Industrial Conglomerates .................................. — 12,428,624 — 12,428,624
Insurance ............................................ — 44,234,923 — 44,234,923
Interactive Media & Services ............................... — 22,499,268 — 22,499,268
Internet & Direct Marketing Retail ............................ — 7,651,790 — 7,651,790
IT Services ........................................... — 116,995,906 — 116,995,906
Life Sciences Tools & Services .............................. — 29,775,471 — 29,775,471
Machinery ............................................ — 99,807,799 — 99,807,799
Media ............................................... — 288,793,188 — 288,793,188
Metals & Mining ........................................ — — 6,332,220 6,332,220
Oil, Gas & Consumable Fuels ............................... — 152,771,103 — 152,771,103
Pharmaceuticals ....................................... — 29,201,810 — 29,201,810
Professional Services .................................... — 13,092,239 — 13,092,239
Semiconductors & Semiconductor Equipment .................... — 22,914,810 — 22,914,810
Software ............................................. — 474,470,522 29,976,350 504,446,872
Specialty Retail ........................................ — 44,258,770 — 44,258,770
Transportation Infrastructure ............................... — 12,622,651 — 12,622,651
Wireless Telecommunication Services ......................... — 16,171,299 — 16,171,299
Foreign Agency Obligations ................................. — 26,047,392 — 26,047,392
Investment Companies .................................... 839,556,059 — — 839,556,059
Other Interests .......................................... — 130,488 — 130,488
Preferred Securities
Banks ............................................... — 71,216,024 — 71,216,024
Capital Markets ........................................ — 88,384,375 10,966,322 99,350,697
Consumer Finance ...................................... — 12,112,500 — 12,112,500
Electric Utilities ........................................ — 38,761,200 — 38,761,200
Independent Power and Renewable Electricity Producers ............ — 38,677,678 — 38,677,678
Insurance ............................................ — — 20,948,109 20,948,109
Wireless Telecommunication Services ......................... — 9,897,033 — 9,897,033
Short-Term Securities ....................................... 650,528,142 — — 650,528,142
Options Purchased
Equity contracts .......................................... 105,712 — — 105,712
Unfunded Floating Rate Loan Interests
(a)
.............................. — 127,975 — 127,975
$ 2,033,212,397 $ 21,265,459,092 $ 167,138,564 $ 23,465,810,053
Investments Valued at NAV
(b)
..................................... 520,150,386
$ —
$ 23,985,960,439
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,299,433 $ — $ 1,299,433
Equity contracts ........................................... — 8,087,821 — 8,087,821
Interest rate contracts ....................................... 127,079 11,462,718 — 11,589,797
Liabilities
Credit contracts ........................................... — (351,221) — (351,221)
Equity contracts ........................................... (62,826) — — (62,826)
Foreign currency exchange contracts ............................ — (6,036,056) — (6,036,056)
Interest rate contracts ....................................... (134,003) — — (134,003)
$ (69,750) $ 14,462,695 $ — $ 14,392,945
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 ..................................... $ — $ 714,835 $ 33,677,831 $ 249,833,188 $ 31,722,497 $ 315,948,351
Transfers into Level 3 ................................................... 200 — — — — 200
Transfers out of Level 3 .................................................. — (674,154) (33,677,831) (115,216,379) — (149,568,364)
Other ............................................................. — — — — — —
Accrued discounts/premiums ............................................... — — (826) 88,726 — 87,900
Net realized gain ...................................................... — — — 1,852 — 1,852
Net change in unrealized appreciation (depreciation)
(a)
.............................. (200) — (92,429) (405,502) 191,934 (306,197)
Purchases ........................................................... — — 1,065,730 — — 1,065,730
Sales .............................................................. — — — (90,908) — (90,908)
Closing balance, as of December 31, 2021 ......................................
$ — $ 40,681 $ 972,475 $ 134,210,977 $ 31,914,431 $ 167,138,564
Net change in unrealized appreciation (depreciation) on investments still held a t December 31, 2021
(a)
$ — $ — $ (92,429) $ (405,502) $ 191,934 $ (305,997)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.